                    As Filed with the SEC on July 29, 2002.

                                                              FILE NO. 333-66106
                                                                       811-07727
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933                           [X]

                                                                         [ ]


                         PRE-EFFECTIVE AMENDMENT NO.                     [ ]



                       POST-EFFECTIVE AMENDMENT NO. 2                    [X]


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                         [X]


                                AMENDMENT NO. 3


                     (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                          VARIABLE ANNUITY ACCOUNT FIVE
        (Portion Relating to the SEASONS TRIPLE ELITE VARIABLE ANNUITY)

                           (Exact Name of Registrant)


                     AIG SunAmerica Life Assurance Company

 (doing business as ANCHOR NATIONAL LIFE INSURANCE COMPANY) ("Anchor National")


                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022

              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022

                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:



     It is proposed that this filing will become effective (check appropriate box)



     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485



     [X] on July 29, 2002 pursuant to paragraph (a)(1) of Rule 485



     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



     [ ] on           pursuant to paragraph (a)(1) of Rule 485



     Title of securities being registered:


     Interest in a Separate Account under group and individuals flexible payment deferred annuity contracts.
================================================================================

                          VARIABLE ANNUITY ACCOUNT FIVE
          (Portion Relating to Seasons Triple Elite Variable Annuity)
                              CROSS REFERENCE SHEET
                              PART A -- PROSPECTUS



ITEM NUMBER IN FORM N-4                                                                  CAPTION
----------------------------------------------------------------  -------------------------------------------
       1.  Cover Page...........................................  Cover Page
       2.  Definitions..........................................  Glossary
       3.  Synopsis.............................................  Highlights; Fee Tables; Portfolio Expenses; Examples
       4.  Condensed Financial Information......................  Examples
       5.  General Description of Registrant, Depositor and
             Portfolio Companies................................  The Seasons Triple Elite Variable Annuity; Other Information
       6.  Deductions...........................................  Expenses
       7.  General Description of Variable Annuity Contracts....  The Seasons Triple Elite Variable Annuity; Purchasing a
                                                                    Seasons Triple Elite Variable Annuity; Investment Options
       8.  Annuity Period.......................................  Income Options
       9.  Death Benefit........................................  Death Benefit
      10.  Purchases and Contract Value.........................  Purchasing a Seasons Triple Elite Variable Annuity
      11.  Redemptions..........................................  Access to Your Money
      12.  Taxes................................................  Taxes
      13.  Legal Proceedings....................................  Other Information -- Legal Proceedings
      14.  Table of Contents of Statement of Additional
             Information........................................  Table of Contents of Statement of Additional
                                                                    Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER IN FORM N-4                                                                  CAPTION
----------------------------------------------------------------  -----------------------------------------------------
      15.  Cover Page...........................................  Cover Page
      16.  Table of Contents....................................  Table of Contents
      17.  General Information and History......................  The Seasons Triple Elite Variable Annuity (P);
                                                                    Separate Account; General Account; Investment
                                                                    Options (P); Other Information
      18.  Services.............................................  Other Information (P)
      19.  Purchase of Securities Being Offered.................  Purchasing a Seasons Triple Elite Variable Annuity (P)
      20.  Underwriters.........................................  Distribution of Contracts
      21.  Calculation of Performance Data......................  Performance Data
      22.  Annuity Payments.....................................  Income Options (P); Annuity Payments; Annuity Unit
                                                                    Values
      23.  Financial Statements.................................  Depositor; Other Information -- Financial Statements;
                                                                    Registrant; Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [Seasons Triple Elite Logo]

                                   PROSPECTUS

                                 July 29, 2002


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 20 investment choices - 3 fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time, 9 variable investment SELECT PORTFOLIOS, 4 variable investment FOCUSED PORTFOLIOS and 4 variable investment SEASONS STRATEGIES:

           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
            LARGE CAP GROWTH                           FOCUS GROWTH                                GROWTH
          LARGE CAP COMPOSITE                    FOCUS GROWTH AND INCOME                      MODERATE GROWTH
            LARGE CAP VALUE                            FOCUS VALUE                            BALANCED GROWTH
             MID CAP GROWTH                           FOCUS TECHNET                         CONSERVATIVE GROWTH
             MID CAP VALUE
               SMALL CAP
          INTERNATIONAL EQUITY
        DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT

              all of which invest in the underlying portfolios of

                              SEASONS SERIES TRUST
                              which is managed by:


           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
      AIG GLOBAL INVESTMENT CORP.              AMERICAN CENTURY INVESTMENT               JANUS CAPITAL CORPORATION
     GOLDMAN SACHS ASSET MANAGEMENT                  MANAGEMENT, INC.               PUTNAM INVESTMENT MANAGEMENT, L.L.C.
  GOLDMAN SACHS ASSET MANAGEMENT INT'L             DRESDNER RCM GLOBAL               SUNAMERICA ASSET MANAGEMENT CORP.
       JANUS CAPITAL CORPORATION                      INVESTORS LLC                    T. ROWE PRICE ASSOCIATES, INC.
           LORD ABBETT & CO.                   FRED ALGER MANAGEMENT, INC.           WELLINGTON MANAGEMENT COMPANY, LLP
   SUNAMERICA ASSET MANAGEMENT CORP.              HARRIS ASSOCIATES L.P.
     T. ROWE PRICE ASSOCIATES, INC.              JENNISON ASSOCIATES LLC.
   WELLINGTON MANAGEMENT COMPANY, LLP                MARSICO CAPITAL
                                                     MANAGEMENT, LLC
                                                     SUNAMERICA ASSET
                                                     MANAGEMENT CORP.
                                                    THIRD AVENUE FUNDS
                                                   THORNBURG INVESTMENT
                                                     MANAGEMENT, INC.
                                                    VANWAGONER CAPITAL
                                                     MANAGEMENT INC.


You can put your money into any one or all of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, SEASONS STRATEGIES and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Triple Elite Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 29, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.


The table of contents of the SAI appears on page 39 of this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business today, under the name of Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001, and its quarterly report on Form 10-Q for the quarter ended March 31, 2002 are incorporated herein by reference.


All documents or reports filed by Anchor National under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:


     Anchor National

     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
    Owner Transaction Expenses..............................    6
    Annual Separate Account Expenses........................    6
    Optional Seasons Estate Advantage Death Benefit Fee.....    6
    Optional Earnings Advantage Fee.........................    6
    Optional Income Protector Fee...........................    6
    Investment Portfolio Expenses of Variable Portfolios....    7
EXAMPLES....................................................    8
THE SEASONS TRIPLE ELITE VARIABLE ANNUITY...................   10
PURCHASING A SEASONS TRIPLE ELITE VARIABLE ANNUITY..........   11
    Allocation of Purchase Payments.........................   11
    Accumulation Units......................................   11
    Free Look...............................................   12
INVESTMENT OPTIONS..........................................   12
    Variable Investment Options.............................   13
      The PORTFOLIOS........................................   13
      The SEASONS STRATEGIES................................   14
    Market Value Adjustment.................................   16
    Transfers During the Accumulation Phase.................   17
    Dollar Cost Averaging Program...........................   18
    Asset Allocation Rebalancing Program....................   19
    Principal Advantage Program.............................   19
    Voting Rights...........................................   20
    Substitution............................................   20
ACCESS TO YOUR MONEY........................................   20
    Free Withdrawal Provision...............................   20
    Systematic Withdrawal Program...........................   22
    Minimum Contract Value..................................   22
    Qualified Contract Owners...............................   22
DEATH BENEFIT...............................................   22
    Standard Death Benefit..................................   23
    Seasons Estate Advantage Death Benefit(s)...............   23
    Spousal Continuation....................................   25
EXPENSES....................................................   26
    Insurance Charges.......................................   26
    Withdrawal Charges......................................   26
    Investment Charges......................................   27
    Contract Maintenance Fee................................   27
    Transfer Fee............................................   27
    Optional Seasons Estate Advantage Fee...................   27
    Optional Income Protector Fee...........................   27
    Premium Tax.............................................   27
    Income Taxes............................................   28
    Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   28
INCOME OPTIONS..............................................   28
    Annuity Date............................................   28
    Income Options..........................................   28
    Allocation of Annuity Payments..........................   29
    Transfers During the Income Phase.......................   30
    Deferment of Payments...................................   30
    Income Protector........................................   30
TAXES.......................................................   33
    Annuity Contracts in General............................   33
    Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   33
    Tax Treatment of Distributions--Qualified Contracts.....   33
    Minimum Distributions...................................   34
    Tax Treatment of Death Benefits.........................   35
    Diversification.........................................   35
PERFORMANCE.................................................   35
OTHER INFORMATION...........................................   37
    Anchor National.........................................   37
    The Separate Account....................................   37
    Custodian...............................................   37
    The General Account.....................................   37
    Distribution of the Contract............................   37
    Administration..........................................   38
    Legal Proceedings.......................................   38
    Ownership...............................................   38
    Independent Accountants.................................   38
    Registration Statement..................................   38
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   39
APPENDIX A--MARKET VALUE ADJUSTMENT ("MVA").................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C--PREMIUM TAXES...................................  C-1
APPENDIX D--HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
  INCOME PROTECTOR..........................................  D-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY--Anchor National, We, Us, the issuer of this annuity contract.


INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

SELECT OR FOCUSED PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SELECT and FOCUSED PORTFOLIO has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three different advisors.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

SEASONS STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SEASONS STRATEGY has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.

HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Triple Elite Variable Annuity is a contract between you and Anchor National. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or pre-allocated SEASONS STRATEGIES ("Variable Portfolios") and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS TRIPLE ELITE VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. These are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been made in the contract for three complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS TRIPLE ELITE VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income tax on earnings and untaxed, contributions when you withdraw them. Payment received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

                                   FEE TABLES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Withdrawal Charge as a percentage of Purchase Payments:

Year 1...........................................    7%
Year 2...........................................    6%
Year 3...........................................    6%
Year 4...........................................    0%

Contract Maintenance
Charge.................  $35 each year ($30 in North
                         Dakota) (waived for Contracts
                         over $50,000)
Transfer Fee...........  No charge for first 15
                         transfers each contract year;
                         thereafter, fee is $25 ($10
                         in Pennsylvania and Texas)
                         per transfer in any contract
                         year.

OPTIONAL SEASONS ESTATE ADVANTAGE DEATH BENEFIT FEE

(The Seasons Estate Advantage Death Benefit offers a choice of one of two optional enhanced death benefits which are described more fully in the prospectus. If elected, the fee is an annualized charge that is deducted daily from your daily net asset value.)

Fee as a percentage of your
  daily net asset value.........  0.15%

OPTIONAL INCOME PROTECTOR FEE

(The Income Protector which is described more fully in the prospectus is optional and if elected the fee is deducted annually from your contract value.)

GROWTH
 RATE    ANNUAL FEE AS A % OF YOUR INCOME BENEFIT BASE*
------   ----------------------------------------------
 0%                0.10%

* The Income Benefit Base, which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportionate withdrawals, and fees and charges applicable to those withdrawals.

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of daily net asset value)

Mortality Risk Charge..........................  1.05%
Expense Risk Charge............................  0.35%
Distribution Expense Charge....................  0.15%
                                                 ----
         Total Separate Account Expenses.......  1.55%

OPTIONAL EARNINGS ADVANTAGE FEE

(Earnings Advantage, an enhanced death benefit feature which is described more fully in the prospectus is optional and if elected, the fee is an annualized charge that is deducted daily from your contract value.)

Fee as a percentage of your
  daily net asset value.........  0.25%

              INVESTMENT PORTFOLIO EXPENSES OF VARIABLE PORTFOLIOS

                              SEASONS SERIES TRUST
(as a percentage of daily net asset value after any applicable reimbursement or waiver of expenses, as of the fiscal year end of the Trust ending March 31,
                                     2001)


                                           MANAGEMENT   12b-1 SERVICE     OTHER     TOTAL ANNUAL
                                              FEES          FEES        EXPENSES      EXPENSES
-------------------------------------------------------------------------------------------------
SELECT PORTFOLIOS
    Large Cap Growth(1,3)                     0.80%         0.15%         0.30%         1.25%
    Large Cap Composite(1,3)                  0.80%         0.15%         0.30%         1.25%
    Large Cap Value(1,3)                      0.80%         0.15%         0.30%         1.25%
    Mid Cap Growth(1,3)                       0.85%         0.15%         0.30%         1.30%
    Mid Cap Value(1,3)                        0.85%         0.15%         0.30%         1.30%
    Small Cap(1,3)                            0.85%         0.15%         0.30%         1.30%
    International Equity(1,3)                 1.00%         0.15%         0.30%         1.45%
    Diversified Fixed Income(1,3)             0.70%         0.15%         0.30%         1.15%
    Cash Management(4)                        0.55%         0.15%         0.30%         1.00%
-------------------------------------------------------------------------------------------------
FOCUSED PORTFOLIOS
    Focus Growth(1,3)                         1.00%         0.15%         0.30%         1.45%
    Focus Growth and Income(1,2,3)            1.00%         0.15%         0.31%         1.46%
    Focus Value(1,2,3,5)                      1.00%         0.15%         0.31%         1.46%
    Focus TechNet(1,2,3)                      1.20%         0.15%         0.31%         1.66%
-------------------------------------------------------------------------------------------------



               INVESTMENT PORTFOLIO EXPENSES BY SEASONS STRATEGY

  (based on the total annual expenses of the underlying investment portfolios reflected below after any applicable reimbursement or waiver of expenses, as of the fiscal year end of the Trust ending March 31, 2001)


                                            MANAGEMENT   12b-1 SERVICE    OTHER     TOTAL ANNUAL
                                               FEES          FEES        EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------
SEASONS STRATEGY
Growth                                         0.87%         0.15%         0.13%        1.15%
Moderate Growth                                0.85%         0.15%         0.12%        1.12%
Balanced Growth                                0.83%         0.15%         0.15%        1.13%
Conservative Growth(6)                         0.80%         0.15%         0.22%        1.17%
-------------------------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT PORTFOLIO EXPENSES IF INVESTED IN SEASONS
STRATEGIES:
The Investment Portfolio Expenses table set forth below identifies the total investment expenses charged by the underlying investment portfolios of Seasons Series Trust. Each contractholder invested in a SEASONS STRATEGY will incur only a portion of the investment expense of those portfolios in which the SEASONS STRATEGY invests. The table above entitled "Investment Portfolio Expenses by SEASONS STRATEGY" shows an approximation of the total investment expenses a contractholder may incur if invested in each respective SEASONS STRATEGY, after the automatic quarterly rebalancing of such SEASONS STRATEGY as described on page 14. The actual investment expenses incurred by contractholders within a SEASONS STRATEGY will vary depending upon the daily net asset value of each investment portfolio in which such SEASONS STRATEGY is invested.

                         INVESTMENT PORTFOLIO EXPENSES
                   FOR SEASONS STRATEGY UNDERLYING PORTFOLIOS
(as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the Trust ending March 31, 2001)


                                            MANAGEMENT   12b-1 SERVICE    OTHER     TOTAL ANNUAL
                                               FEES          FEES        EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------
SEASONS STRATEGY UNDERLYING
PORTFOLIOS
    Stock                                      0.85%         0.15%         0.10%        1.10%
    Asset Allocation: Diversified Growth       0.85%         0.15%         0.11%        1.11%
    Multi-Managed Growth                       0.89%         0.15%         0.16%        1.20%
    Multi-Managed Moderate Growth              0.85%         0.15%         0.14%        1.14%
    Multi-Managed Income/Equity                0.81%         0.15%         0.18%        1.14%
    Multi-Managed Income(4)                    0.77%         0.15%         0.28%        1.20%
-------------------------------------------------------------------------------------------------



(1) For this portfolio, the adviser, SunAmerica Asset Management has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Focus Growth 1.66%, Focus TechNet 2.97%, Focus Growth & Income 2.47% , Focus Value 2.54% (annualized), Large Cap Growth 1.29%, Large Cap Composite 1.68%, Large Cap Value 1.31%, Mid Cap Growth 1.42%, Mid Cap Value 1.42%, Small Cap 1.56%, International Equity 2.20%, and Diversified Fixed Income 1.25%.


(2) Gross of custody credits of 0.01%


(3) The ratio reflects an expense cap of 1.45% 1.65%, 1.45%, 1.45%, 1.25%,
    1.25%, 1.25%, 1.30%, 1.30% , 1.30%, 1.45%, and 1.15% for Focus Growth, Focus
    TechNet, Focus Growth & Income, Focus Value, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity and Diversified Fixed Income, respectively.


(4) For Multi-Managed Income and Cash Management, the adviser recouped prior year expense reimbursements, resulting in expense ratios before recoupment of 1.15% and 0.97% , respectively.


(5) Annualized


(6) For Conservative Growth Strategy, the advisor recouped prior year expense reimbursements, resulting in an expense ratio before recoupment of 1.13%.


 THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY SEASONS SERIES TRUST.
      WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

You will pay the following expenses on a $1,000 investment in each Select Portfolio, Focused Portfolio or Seasons Strategy, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment, (assuming the waiver, reimbursement or recoupment will continue for the period shown) if applicable and:

       (a) you surrender the contract at the end of the stated time period and no optional features are elected.

       (b) you elect the optional Seasons Estate Advantage, Earnings Advantage and the Income Protector features with the highest charge offered [0.15%, 0.25% and 0.10%, respectively], and you surrender the contract at the end of the stated period.

       (c) you do not surrender the contract and no optional features are elected.*

       (d) you elect the optional Seasons Estate Advantage, Earnings Advantage and the Income Protector features with the highest charge [0.15%, 0.25% and 0.10%, respectively], and you do not surrender the contract.

                                                    TIME PERIODS
----------------------------------------------------------------------------------------
        SELECT PORTFOLIOS            1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Large Cap Growth                   (a)  $ 99   (a)  $149   (a)  $152   (a)  $321
                                    (b)  $104   (b)  $164   (b)  $176   (b)  $367
                                    (c)  $ 29   (c)  $ 89   (c)  $152   (c)  $321
                                    (d)  $ 34   (d)  $104   (d)  $176   (d)  $367
 Large Cap Composite                (a)  $ 99   (a)  $149   (a)  $152   (a)  $321
                                    (b)  $104   (b)  $164   (b)  $176   (b)  $367
                                    (c)  $ 29   (c)  $ 89   (c)  $152   (c)  $321
                                    (d)  $ 34   (d)  $104   (d)  $176   (d)  $367
 Large Cap Value                    (a)  $ 99   (a)  $149   (a)  $152   (a)  $321
                                    (b)  $104   (b)  $164   (b)  $176   (b)  $367
                                    (c)  $ 29   (c)  $ 89   (c)  $152   (c)  $321
                                    (d)  $ 34   (d)  $104   (d)  $176   (d)  $367
 Mid Cap Growth                     (a)  $100   (a)  $151   (a)  $155   (a)  $326
                                    (b)  $105   (b)  $166   (b)  $179   (b)  $372
                                    (c)  $ 30   (c)  $ 91   (c)  $155   (c)  $326
                                    (d)  $ 35   (d)  $106   (d)  $179   (d)  $372
 Mid Cap Value                      (a)  $100   (a)  $151   (a)  $155   (a)  $326
                                    (b)  $105   (b)  $166   (b)  $179   (b)  $372
                                    (c)  $ 30   (c)  $ 91   (c)  $155   (c)  $326
                                    (d)  $ 35   (d)  $106   (d)  $179   (d)  $372
 Small Cap                          (a)  $100   (a)  $151   (a)  $155   (a)  $326
                                    (b)  $105   (b)  $166   (b)  $179   (b)  $372
                                    (c)  $ 30   (c)  $ 91   (c)  $156   (c)  $326
                                    (d)  $ 35   (d)  $106   (d)  $179   (d)  $372
 International Equity               (a)  $101   (a)  $155   (a)  $162   (a)  $340
                                    (b)  $106   (b)  $170   (b)  $186   (b)  $385
                                    (c)  $ 31   (c)  $ 95   (c)  $162   (c)  $340
                                    (d)  $ 36   (d)  $110   (d)  $186   (d)  $385
 Diversified Fixed Income           (a)  $ 98   (a)  $146   (a)  $147   (a)  $312
                                    (b)  $103   (b)  $161   (b)  $172   (b)  $358
                                    (c)  $ 28   (c)  $ 86   (c)  $147   (c)  $312
                                    (d)  $ 33   (d)  $101   (d)  $172   (d)  $358
 Cash Management                    (a)  $ 97   (a)  $142   (a)  $140   (a)  $297
                                    (b)  $102   (b)  $157   (b)  $164   (b)  $345
                                    (c)  $ 27   (c)  $ 82   (c)  $140   (c)  $297
                                    (d)  $ 32   (d)  $ 97   (d)  $164   (d)  $345
------------------------------------------------------------------------------------------

* We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector Program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector Program as if you had fully surrendered your contract.

----------------------------------------------------------------------------------------
        FOCUSED PORTFOLIOS           1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Focus Growth                       (a)  $101   (a)  $155   (a)  $162   (a)  $340
                                    (b)  $106   (b)  $170   (b)  $186   (b)  $385
                                    (c)  $ 31   (c)  $ 95   (c)  $162   (c)  $340
                                    (d)  $ 36   (d)  $110   (d)  $186   (d)  $385
 Focus Growth and Income            (a)  $101   (a)  $156   (a)  $162   (a)  $341
                                    (b)  $106   (b)  $170   (b)  $186   (b)  $386
                                    (c)  $ 31   (c)  $ 96   (c)  $162   (c)  $341
                                    (d)  $ 36   (d)  $110   (d)  $186   (d)  $386
 Focus Value                        (a)  $101   (a)  $156   (a)  $162   (a)  $341
                                    (b)  $106   (b)  $170   (b)  $186   (b)  $386
                                    (c)  $ 31   (c)  $ 96   (c)  $162   (c)  $341
                                    (d)  $ 36   (d)  $110   (d)  $186   (d)  $386
 Focus TechNet                      (a)  $103   (a)  $161   (a)  $172   (a)  $359
                                    (b)  $108   (b)  $176   (b)  $196   (b)  $403
                                    (c)  $ 33   (c)  $101   (c)  $172   (c)  $359
                                    (d)  $ 38   (d)  $116   (d)  $196   (d)  $403
----------------------------------



----------------------------------------------------------------------------------------
        SEASONS STRATEGIES           1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Growth                             (a)  $ 98   (a)  $146   (a)  $147   (a)  $312
                                    (b)  $103   (b)  $161   (b)  $172   (b)  $358
                                    (c)  $ 28   (c)  $ 86   (c)  $147   (c)  $312
                                    (d)  $ 33   (d)  $101   (d)  $172   (d)  $358
 Moderate Growth                    (a)  $ 98   (a)  $146   (a)  $146   (a)  $309
                                    (b)  $103   (b)  $160   (b)  $170   (b)  $356
                                    (c)  $ 28   (c)  $ 86   (c)  $146   (c)  $309
                                    (d)  $ 33   (d)  $100   (d)  $170   (d)  $356
 Balanced Growth                    (a)  $ 98   (a)  $146   (a)  $146   (a)  $310
                                    (b)  $103   (b)  $161   (b)  $171   (b)  $356
                                    (c)  $ 28   (c)  $ 86   (c)  $146   (c)  $310
                                    (d)  $ 33   (d)  $101   (d)  $171   (d)  $356
 Conservative Growth                (a)  $ 98   (a)  $147   (a)  $148   (a)  $314
                                    (b)  $103   (b)  $162   (b)  $173   (b)  $360
                                    (c)  $ 28   (c)  $ 87   (c)  $148   (c)  $314
                                    (d)  $ 33   (d)  $102   (d)  $173   (d)  $360
----------------------------------------------------------------------------------------


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses including optional benefit fees in some examples and investment portfolio expenses by SELECT PORTFOLIO, FOCUSED PORTFOLIO and SEASONS STRATEGY. We converted the contract administration charge to a percentage (0.09%) using an assumed contract size of $40,000. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectus located behind this prospectus.
2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.

3. For certain underlying investment portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES invest, the adviser voluntarily agreed to wave fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Focus Growth 1.66%, Focus TechNet 2.97%, Focus Growth & Income 2.47%, Focus Value 2.54% (annualized), Large Cap Growth 1.29%, Large Cap Composite 1.68%, Large Cap Value 1.31%, Mid Cap Growth 1.42%, Mid Cap Value 1.42%, Small Cap 1.56%, International Equity 2.20%, and Diversified Fixed Income 1.25%.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE SEASONS TRIPLE ELITE VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or SEASONS STRATEGIES. The amount of money you accumulate in your contract depends on the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, SEASONS STRATEGIES and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 12.

Anchor National issues the Seasons Triple Elite Variable Annuity. When you purchase a Seasons Triple Elite Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Triple Elite Variable Annuity may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 3 years. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase.

PURCHASING A SEASONS TRIPLE ELITE
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                              MINIMUM
                                             SUBSEQUENT        MINIMUM SUBSEQUENT
                       MINIMUM INITIAL        PURCHASE         PURCHASE PAYMENT--
                       PURCHASE PAYMENT      PAYMENT--       AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                  $  2,000            $ 250                  $100
Non-qualified              $ 10,000            $ 500                  $100


Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause Total Purchase Payments in all contracts issued by the Company to the same owner to exceed $1,500,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owners' and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or purchase payments require Company pre-approval. Also, the optional Automatic Payment Plan allows you to make subsequent payments as small as $100.


In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made. In addition, we may not issue a contract to anyone age 91 or older. Neither Seasons Estate Advantage nor Earnings Advantage is available to you if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts, SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 12.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of units you receive on the unit value of the variable investment option as of the date we receive your money, if we receive it before 1:00 p.m. Pacific Standard Time (PST) and on the next day's unit value if we receive your money after 1:00 p.m. PST. We calculate an Accumulation Unit for each SEASONS STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular SEASONS STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3.  dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, we allocate your money according to your instructions.


EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an Exchange Offer will be made in accordance with the applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES alone or in concert with the fixed investment options. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE INVESTMENT OPTIONS

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. SAAMCo, an affiliate of Anchor National, manages Seasons Series Trust. SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.

THE PORTFOLIOS

The contract offers nine SELECT PORTFOLIOS, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers four FOCUSED PORTFOLIOS. Each multi-managed FOCUSED PORTFOLIO offers you at least three different professional managers, one of which may be SAAMCo, and each of which advises a separate portion of the FOCUSED PORTFOLIO. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the SELECT PORTFOLIOS, and may be subject to greater market risks.

Each underlying PORTFOLIO and the respective managers are:

                         SELECT PORTFOLIOS                              FOCUSED PORTFOLIOS
LARGE CAP GROWTH        MID CAP GROWTH     INTERNATIONAL EQUITY         FOCUS GROWTH
AIG Global              AIGGIC             AIGGIC                       Fred Alger Management,
Investment Corp.        T. Rowe Price      GSAM-Int'l                   Inc. ("Alger")
("AIGGIC")              Wellington         Lord Abbett                  Jennison Associates LLC.
Goldman Sachs Asset     Management                                      ("Jennison")
Management ("GSAM")                        DIVERSIFIED FIXED INCOME     Marsico Capital
Janus Capital           MID CAP VALUE      AIGGIC                       Management, LLC
Corporation             AIGGIC             SAAMCo                       ("Marsico")
("Janus")               GSAM               Wellington Management
                        Lord Abbett &                                   FOCUS GROWTH & INCOME
LARGE CAP COMPOSITE     Co.                CASH MANAGEMENT              Harris Associates L.P.
AIGGIC                  ("Lord Abbett")    SAAMCo                       ("Harris")
SunAmerica Asset                                                        Marsico
Management              SMALL CAP                                       SAAMCo
Corporation             AIGGIC
("SAAMCo")              Lord Abbett                                     FOCUS VALUE
T. Rowe Price           SAAMCo                                          Third Avenue
Associates, Inc.                                                        Thornburg Investment
("T. Rowe Price")                                                       Management, Inc.
                                                                        ("Thornburg")
LARGE CAP VALUE                                                         American Century
AIGGIC                                                                  Investment Management,
T. Rowe Price                                                           Inc. ("American Century")
Wellington
Management Company,                                                     FOCUS TECHNET
LLP. ("Wellington                                                       Dresdner RCM Global
Management")                                                            Investors LLC ("Dresdner")
                                                                        SAAMCo
                                                                        Van Wagoner Capital
                                                                        Management, Inc. ("Van
                                                                        Wagoner")

PORTFOLIO OPERATION

Each PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase Payments received for allocation to each PORTFOLIO will be allocated equally among the three managers for that PORTFOLIO. Each quarter SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO.

THE SEASONS STRATEGIES

The contract offers four multi-manager variable investment SEASONS STRATEGIES, each with a different investment objective. We designed the SEASONS STRATEGIES utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each SEASONS STRATEGY is designed to achieve different levels of growth over time.

Each SEASONS STRATEGY invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the SEASONS STRATEGY.

The underlying investment portfolios of Seasons Series Trust in which the SEASONS STRATEGIES invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam. The Stock Portfolio is managed by T. Rowe Price. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus, a balanced component managed by SAAMCo and a fixed income component managed by Wellington, LLP. The Growth SEASONS STRATEGY and the Moderate Growth SEASONS STRATEGY also have an aggressive growth component which SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each SEASONS STRATEGY uses an investment approach based on asset allocation. This approach is achieved by each SEASONS STRATEGY investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each SEASONS STRATEGY initially has a neutral asset allocation mix of stocks, bonds and cash.

SEASONS STRATEGY REBALANCING

Each SEASONS STRATEGY is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each SEASONS STRATEGY with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each SEASONS STRATEGY. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each SEASONS STRATEGY; and

     - the percentage allocation in which each SEASONS STRATEGY invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any SEASONS STRATEGY more frequently if rebalancing is deemed necessary and not adverse to the interests of contract owners invested in such SEASONS STRATEGY. Rebalancing a SEASONS STRATEGY may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.


GROWTH                                                             BALANCED GROWTH
      GOAL: Long-term growth of capital, allocating its                GOAL: Focuses on conservation of principal by investing
  assets primarily to stocks. This SEASONS STRATEGY may be         in a more balanced weighting of stocks and bonds, with a
  best suited for those with longer periods to invest.             secondary objective of seeking a high total return. This
                                                                   SEASONS STRATEGY may be best suited for those approaching
  [GROWTH CHART]                                                   retirement and with less tolerance for investment risk.
  Bonds 15% Cash 5% Stocks 80%                                     [BALANCED GROWTH CHART]
  UNDERLYING INVESTMENT                                            Bonds 40% Cash 5% Stocks 55%
  PORTFOLIOS & MANAGERS                                            UNDERLYING INVESTMENT
                                                                   PORTFOLIOS & MANAGERS
  MULTI-MANAGED GROWTH PORTFOLIO                   50%
  Managed by:                                                      MULTI-MANAGED INCOME/EQUITY PORTFOLIO              55%
    Janus Capital Corporation                                      Managed by:
    SunAmerica Asset Management Corp.                                Janus Capital Corporation
    Wellington Management Company, LLP                               SunAmerica Asset Management Corp.
                                                                     Wellington Management Company, LLP
  STOCK PORTFOLIO                                     25%
  Managed by T. Rowe Price Associates, Inc.                        STOCK PORTFOLIO                                       20%
                                                                   Managed by T. Rowe Price Associates, Inc.
  ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO       25%
  Managed by Putnam Investment Management, Inc.                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO          25%
                                                                   Managed by Putnam Investment Management, Inc.


MODERATE GROWTH                                                    CONSERVATIVE GROWTH
      GOAL: Growth of capital through investments in                   GOAL: Capital preservation while maintaining some
  equities, with a secondary objective of conservation of          potential for growth over the long term. This SEASONS
  principal by allocating more of its assets to bonds than         STRATEGY may be best suited for those with lower investment
  the Growth SEASONS STRATEGY. This SEASONS STRATEGY may be        risk tolerance.
  best suited for those nearing retirement years but still
  earning income.                                                  [CONSERVATIVE GROWTH CHART]
  [MODERATE GROWTH CHART]                                          Bonds 53% Cash 5% Stocks 42%
  Bonds 25% Cash 5% Stocks 70%                                     UNDERLYING INVESTMENT
  UNDERLYING INVESTMENT                                            PORTFOLIOS & MANAGERS
  PORTFOLIOS & MANAGERS
                                                                   MULTI-MANAGED INCOME PORTFOLIO                      60%
  MULTI-MANAGED MODERATE GROWTH PORTFOLIO         55%              Managed by:
  Managed by:                                                        Janus Capital Corporation
    Janus Capital Corporation                                        SunAmerica Asset Management Corp.
    SunAmerica Asset Management Corp.                                Wellington Management Company, LLP
    Wellington Management Company, LLP
                                                                   STOCK PORTFOLIO                                       15%
  STOCK PORTFOLIO                                     20%          Managed by T. Rowe Price Associates, Inc.
  Managed by T. Rowe Price Associates, Inc.
                                                                   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO          25%
  ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO       25%         Managed by Putnam Investment Management, Inc.
  Managed by Putnam Investment Management, Inc.

FIXED INVESTMENT OPTIONS

The contract also offers three fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer a fixed investment option for a period of three years, which we call a guarantee period. Additionally, you have the option of allocating your money to the 6-month and/or 1-year DCA fixed account. The 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") are available only in conjunction with the Dollar Cost Averaging Program. The 3-year fixed investment option may not be available in all states. PLEASE SEE THE SECTION ON THE DOLLAR COST AVERAGING PROGRAM ON PAGE 18 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - RENEWAL RATE: Rate credited to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Although once declared the applicable rate is guaranteed until your guarantee period expires.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES). The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 18 for more information.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to any of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT

NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3-YEAR FIXED INVESTMENT OPTION ONLY. THIS OPTION IS NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR INVESTMENT REPRESENTATIVE FOR MORE INFORMATION. THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO WITHDRAWALS TO PAY A DEATH BENEFIT OR CONTRACT FEES AND CHARGES.

If you take money out of the 3-year fixed investment option before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for the guarantee period that is equal to the guarantee period from which you seek withdrawals or transfers.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal or transfer amount. Where the MVA is positive, we add the adjustment to your withdrawal amount or transfer amount. For withdrawals under the systematic withdrawal program that result in a negative MVA, the MVA amount will be deducted from your withdrawal.

We will not assess a MVA against withdrawals made under the following circumstances (1) to pay a death benefit; (2) for amounts withdrawn or transferred from the fixed account within 30 days after the end of a guarantee period; (3) to pay contract fees and charges; or (4) to begin the Income Phase of your contract on the latest Annuity Date.

The DCA fixed accounts do not impose a MVA. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Please see APPENDIX A for more information on how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer money among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), SEASONS STRATEGY(IES). Funds already in your contract cannot be transferred into the DCA fixed accounts. Transfers out of the 3-year fixed investment option may be subject to a MVA.

The minimum amount you can transfer is $100, or a lesser amount if you transfer the entire balance from a SELECT PORTFOLIO, FOCUSED PORTFOLIO, SEASONS STRATEGY or a fixed investment option. Any money remaining in a SELECT PORTFOLIO, FOCUSED PORTFOLIO, SEASONS STRATEGY or fixed investment option after making a transfer must equal at least $100.


You may request transfers of your account value among the SELECT PORTFOLIOS(S), FOCUSED PORTFOLIO(S), SEASONS STRATEGY(IES) and/or the Fixed account options in writing or by telephone subject to our rules. Additionally, you may access your account and request transfers through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the Automatic Asset Rebalancing Program do not count against your 15 free transfers.



We may accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 28.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying portfolios.


MARKET TIMING



This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.


We reserve the right to modify, suspend or terminate the transfer privileges at any time.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount, a percentage or number of transfers from any SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or SEASONS STRATEGY or from the 3-year fixed account option (source accounts) to any other SELECT PORTFOLIO, FOCUSED PORTFOLIO or SEASONS STRATEGY. Fixed account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of source account. Fixed account options are not available as target accounts for the DCA program.


We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) you select over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account and you select monthly transfers, we completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. Upon termination of the DCA program, if money remains in the DCA fixed account, we transfer the remaining money to the same target accounts as previously designated, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value Portfolio over six quarters. You set up Dollar Cost Averaging and purchase Accumulation Units at the following values:

       QUARTER           ACCUMULATION UNIT    UNITS PURCHASED
---------------------    -----------------    ---------------
     1                        $ 7.50                100
     2                        $ 5.00                150
     3                        $10.00                 75
     4                        $ 7.50                100
     5                        $ 5.00                150
     6                        $ 7.50                100

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the SEASONS STRATEGIES, SELECT PORTFOLIOS and/or FOCUSED PORTFOLIOS to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or SEASONS STRATEGIES without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) of your choice.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 3 years. If the 3-year fixed investment option is offering a 3% interest rate, we will allocate $91,514 to the 3-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $8,486 may be allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or SEASONS STRATEGIES, as determined by you, to provide opportunity for greater growth.

We reserve the right to modify, suspend or terminate this program at any time.

VOTING RIGHTS

Anchor National is the legal owner of the Seasons Series Trust shares. However, when an underlying variable portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION



We may amend your contract due to changes to the PORTFOLIOS offered under your contract. For example, we may offer new PORTFOLIOS, delete PORTFOLIOS, or stop accepting allocations and/or investments in a particular PORTFOLIO. We may move assets and or re-direct future premium allocations from one PORTFOLIO to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a PORTFOLIO is no longer an appropriate investment for the contract, for reason such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new PORTFOLIO offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your PORTFOLIO choices.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 28.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3-year fixed investment option prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 26. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000. We require that the total account balance left in any SELECT PORTFOLIO, FOCUSED PORTFOLIO, SEASONS STRATEGY or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each SELECT PORTFOLIO, FOCUSED PORTFOLIO, SEASONS STRATEGY and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a MVA.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the third year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 26. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

- Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

- Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no election of Seasons Estate Advantage, Earnings Advantage or Income Protector options and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 3 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:

A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (6%)[B x C=$6,000]
D=Your full surrender value ($84,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. SEE TAXES ON PAGE 33.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted;

(3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES ON PAGE 33 for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS ON PAGE 28.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us. We may also require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION ON PAGE 25. If the Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, an optional enhanced death benefit called "Seasons Estate Advantage" which offers you the selection of one of two options. If you choose the Seasons Estate Advantage death benefit, you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

STANDARD DEATH BENEFIT

The Standard Death Benefit on your contract, is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

SEASONS ESTATE ADVANTAGE DEATH BENEFIT(S)

For an additional fee, you may elect one of the Seasons Estate Advantage death benefits which can provide greater protection for your beneficiaries. You must chose between Option 1 and Option 2 at the time you purchase your contract and you cannot change your election at any time. The Seasons Estate Advantage death benefit is not available if you are age 81 or older at the time of contract issue. The fee for Seasons Estate Advantage death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION --

  THE DEATH BENEFIT IS THE GREATER OF:

     a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

         If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Seasons Estate Advantage. This option may not be available in your state. Check with your investment representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION --

  THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or
     b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date we receive all required paperwork and satisfactory proof of death. Thus, you will not receive the advantage of the Maximum Anniversary Value option if you are over age 80 at the time of contract issue or if you are 90 or older at the time of your death. This option may not be available in your state. Check with your investment representative regarding availability.

B.  EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Seasons Estate Advantage death benefit amount. In order to elect Earnings Advantage, you must also elect Seasons Estate Advantage described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select Seasons Estate Advantage but, once elected, generally it cannot be terminated. Further, if you elect both Seasons Estate Advantage and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

With the Earnings Advantage benefit, if you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Amount"), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Amount, as set forth below:

------------------------------------------------------------------------------------------------------------------
                                          EARNINGS ADVANTAGE                             MAXIMUM
     CONTRACT YEAR OF DEATH                   PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                   25% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Amount is equal to a percentage of your Net Purchase Payments.

Earning Advantage is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse may not benefit from Earnings Advantage if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The Earnings Advantage benefit is not payable after the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 28.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION. To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed account they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Seasons Estate Advantage and the available death benefit will be the Standard Death Benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Seasons Estate Advantage. We will terminate the Seasons Estate Advantage if the Continuing Spouse is age 81 or older on the Continuation Date if a Continuation Contribution is added to the contract value, and the available death benefit will be the Standard Death Benefit. If Seasons Estate Advantage is continued and the Continuing Spouse dies after the latest Annuity Date, and the 5% Accumulation option was selected, the death benefit will be the Standard Death Benefit. If the Maximum

Anniversary value option was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. However, if death occurs before the latest annuity date, the Continuing Spouse will still benefit from the Earnings Advantage.

Generally, the age of the Continuing Spouse on the Continuation Date (if any Continuation Contribution has been made) and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits. SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.55%, annually of the value of your contract invested in the Select Portfolio(s), Focused Portfolio(s) and/or Seasons Strategy(ies). We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 20. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

                               WITHDRAWAL CHARGE

      YEAR          1    2    3    4
-----------------  ---  ---  ---  ---
Withdrawal Charge  7%   6%   6%   0%

After a Purchase Payment has been in the contract for three complete years, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 33.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) for the advisory and other expenses of the portfolios. SEE FEE TABLES ON PAGE 6.

Service Fees

Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.15%, which is also known as a 12b-1 fee is used generally to pay financial intermediaries for services provided over the life of the contract. SEE FEE TABLES ON PAGE 6.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

We currently allow 15 free transfers between investment options, without incurring a transfer charge per contract year. We charge you $25 for each additional transfer in any contract year ($10 in Pennsylvania and Texas).

OPTIONAL SEASONS ESTATE ADVANTAGE FEE

Please see page 23 of this prospectus for additional information regarding the Seasons Estate Advantage fee.

OPTIONAL EARNINGS ADVANTAGE FEE

Please see page 24 of this prospectus for additional information regarding the Optional Earnings Advantage fee.

OPTIONAL INCOME PROTECTOR FEE

Please see page 30 of this prospectus for additional information regarding the Income Protector fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity Date.) Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 33.

INCOME OPTIONS

Currently, this Contract offers five Income Options. Other income options may be available. Please check with the Annuity Service Center for details. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

If at the date when income payments begin you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

Your income payments will vary if you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) after the Annuity date depending on four factors:

     - for life options, your age when payments begin,

     - the value of your contract in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) on the Annuity Date,

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

     - the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) after the Annuity Date, the allocation of funds between the fixed accounts and SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and SEASONS STRATEGY(IES). No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

INCOME PROTECTOR

You may elect to enroll in the Income Protector Program. The Income Protector Program offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. Income Protector should be regarded only as a "safety net". If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it can not be changed or terminated. Check with your financial advisor regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges and any negative MVA (but excluding administration fees, mortality and expense charges and the fee for enrollment into the program) since the prior contract anniversary, including premium taxes, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election form available through our Annuity Service Center. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least ten years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

----------------------------------------------------------------------------------------------------------------------------------
                                                            FEE AS OF % OF YOUR INCOME             WAITING PERIOD BEFORE THE
            OPTION                   GROWTH RATE                   BENEFIT BASE                          INCOME PHASE
----------------------------------------------------------------------------------------------------------------------------------
     Income Protector Base                0%                           0.10%                               10 years
----------------------------------------------------------------------------------------------------------------------------------

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the Program by completing the Income Protector Election Form. You can not terminate your enrollment once elected.

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for Qualified contracts:

     - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

     - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct an annual fee equal to 10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

TAXES
--------------------------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("federal tax code" or "IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of Qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the federal tax code treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The federal tax code provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age
59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The federal tax code further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the federal tax code for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in federal tax code); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The federal tax code limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the federal tax code); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

TAX TREATMENT OF NON-QUALIFIED CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.

TAX TREATMENT OF GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING OR PLEDGING A NON-QUALIFIED CONTRACT.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified contracts by April 1, of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs the calendar year in which you retire. Minimum distributions are not required in a Roth IRA, during your lifetime. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should contact your tax advisor for more information.

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semi-annual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change, modify or discontinue the service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Portfolios' management monitors the variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Portfolios or the number and type of Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying variable investment Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement.

Figures calculated in this manner do not represent actual historic performance of the particular SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and SEASONS STRATEGY(IES).

We may show performance of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or SEASONS STRATEGY in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information, available upon request, for more information regarding the methods used to calculate performance data.

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch, IBA Duff & Phelps ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or the SEASONS STRATEGIES.

OTHER INFORMATION
--------------------------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corporation and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.


OWNERSHIP

The Seasons Triple Elite Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT ACCOUNTANTS


The audited consolidated financial statements of Anchor National at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999 and the audited financial statements of Variable Annuity Account Five at April 30, 2002, and for the years ended April 30, 2002 and 2001 are incorporated herein by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Income Payments.............................................    9
Annuity Unit Values.........................................   10
Taxes.......................................................   13
Distribution of Contracts...................................   18
Financial Statements........................................   18

APPENDIX A - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1

                                The MVA formula
                          may differ in certain states

where:

              I is the interest rate you are earning on the money invested in the fixed investment option;

              J is the interest rate then currently available for the period of time equal to the term you initially agreed to leave your money in the fixed investment option; and

              L is equal to 0.005, except in Florida where it is equal to 0.0025.

              N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MVA

The examples below assume the following:

          (1) You made an initial Purchase Payment of $10,000 and in year 4 allocated it to the 3-year fixed investment option at a rate of 5%;

          (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 3-year term you initially agreed to leave your money in the fixed investment option (N=12); and

          (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for three full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 3-year fixed investment option is 4%.

The MVA factor is

                         = [(1+I/(1+J+0.005)](N/12) - 1
                         = [(1.05)/(1.04+0.005)](12/12) - 1
                         = (1.004785)(1) - 1
                         = 1.004785 - 1
                         = +0.004785

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.004785) = +$19.14

$19.14 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 3-year fixed investment option is 6%.

The MVA factor is

                         = [(1+I)/(1+J+0.005)](N/12) - 1
                         = [(1.05)/(1.06+0.005)](12/12) - 1
                         = (0.985915)(1) - 1
                         = 0.985915 - 1
                         = -0.014085

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the MVA that will be deducted from the money remaining in the 3-year fixed investment option.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made we will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the earlier of age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the earlier of age 75 or the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made we will pay the beneficiary the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

SEASONS ESTATE ADVANTAGE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If Seasons Estate Advantage is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the applicable death benefit under Option 1 or 2.

OPTION 1 - 5% ACCUMULATION:

I. If the 5% Accumulation Option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greatest of:

        a.   Continuation Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greatest of:

        a.   Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH CONTRACT ANNIVERSARY MUST REMAIN IN THE CONTRACT FOR AT LEAST SIX FULL MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM EARNINGS ADVANTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
                           -----                              ---------    -------------
California..................................................    0.50%          2.35%
Maine.......................................................       0%          2.00%
Nevada......................................................       0%          3.50%
South Dakota................................................       0%          1.25%*
West Virginia...............................................    1.00%          1.00%
Wyoming.....................................................       0%          1.00%

---------------

* on the 1st $500,000 of premiums, 0.80% on amount in excess of $500,000.

APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR

--------------------------------------------------------------------------------


This table assumes a $100,000 initial investment in a Non-qualified contract the election of the optional Income Protector program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Seasons Estate Advantage or Earnings Advantage.

------------------------------------------------------------------------------------------------
                       ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
  IF AT ISSUE YOU               10         11         12         15         19           20
  ARE . . .            1-9   (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)     (AGE 80)
------------------------------------------------------------------------------------------------
  Male (M), Age 60*    N/A    6,672      6,864      7,080      7,716      8,616        8,832
------------------------------------------------------------------------------------------------
  Female (F), Age 60*  N/A    5,880      6,060      6,252      6,900      7,860        8,112
------------------------------------------------------------------------------------------------
  M and F, Age 60**    N/A    5,028      5,136      5,244      5,544      5,868        5,928
------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

We reserve the right to modify, suspend or terminate the program at any time.

APPENDIX E - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


STRATEGIES                                                     INCEPTION TO 4/30/02
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    15.202
                                                                (b)    15.202
  Ending AUV................................................    (a)    14.480
                                                                (b)    14.469
  Ending Number of AUs......................................    (a)    34,143
                                                                (b)    19,273
------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    14.827
                                                                (b)    14.827
  Ending AUV................................................    (a)    14.158
                                                                (b)    14.125
  Ending Number of AUs......................................    (a)    83,099
                                                                (b)    68,214
------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    14.159
                                                                (b)    14.159
  Ending AUV................................................    (a)    13.679
                                                                (b)    13.699
  Ending Number of AUs......................................    (a)    91,728
                                                                (b)    64,966
------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    13.662
                                                                (b)    13.662
  Ending AUV................................................    (a)    13.528
                                                                (b)    13.515
  Ending Number of AUs......................................    (a)    22,358
                                                                (b)    25,766
------------------------------------------------------------------------------------





         AUV-Accumulation Unit Value






         AU-Accumulation Units






         (a) Without election of Estate Advantage






         (b) With election of Estate Advantage

                     FOCUSED PORTFOLIOS                        INCEPTION TO 4/30/02
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Focus Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     6.898
                                                                (b)     6.898
  Ending AUV................................................    (a)     6.590
                                                                (b)     6.571
  Ending Number of AUs......................................    (a)    12,042
                                                                (b)    16,100
------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     8.377
                                                                (b)     8.377
  Ending AUV................................................    (a)     8.546
                                                                (b)     8.515
  Ending Number of AUs......................................    (a)     3,960
                                                                (b)    10,118
------------------------------------------------------------------------------------
Focus Value (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    11.042
                                                                (b)    11.042
  Ending AUV................................................    (a)    10.687
                                                                (b)    10.654
  Ending Number of AUs......................................    (a)     1,916
                                                                (b)    15,685
------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     4.447
                                                                (b)     4.447
  Ending AUV................................................    (a)     3.305
                                                                (b)     3.295
  Ending Number of AUs......................................    (a)    18,283
                                                                (b)    13,502
------------------------------------------------------------------------------------





         AUV-Accumulation Unit Value






         AU-Accumulation Units






         (a) Without election of Estate Advantage






         (b) With election of Estate Advantage

                     SELECT PORTFOLIOS                         INCEPTION TO 4/30/02
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     8.809
                                                                (b)     8.809
  Ending AUV................................................    (a)     7.945
                                                                (b)     7.928
  Ending Number of AUs......................................    (a)    13,659
                                                                (b)     9,172
------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     9.427
                                                                (b)     9.427
  Ending AUV................................................    (a)     8.878
                                                                (b)     8.881
  Ending Number of AUs......................................    (a)     1,625
                                                                (b)     4,540
------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    11.667
                                                                (b)    11.667
  Ending AUV................................................    (a)    11.035
                                                                (b)    10.998
  Ending Number of AUs......................................    (a)    11,012
                                                                (b)     7,302
------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    12.464
                                                                (b)    12.464
  Ending AUV................................................    (a)    12.246
                                                                (b)    12.243
  Ending Number of AUs......................................    (a)     6,322
                                                                (b)     5,370
------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    14.322
                                                                (b)    14.322
  Ending AUV................................................    (a)    14.768
                                                                (b)    14.735
  Ending Number of AUs......................................    (a)     3,389
                                                                (b)     5,208
------------------------------------------------------------------------------------
Small-Cap (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    10.301
                                                                (b)    10.301
  Ending AUV................................................    (a)    10.507
                                                                (b)    10.477
  Ending Number of AUs......................................    (a)     5,767
                                                                (b)     5,097
------------------------------------------------------------------------------------





         AUV-Accumulation Unit Value






         AU-Accumulation Units






         (a) Without election of Estate Advantage






         (b) With election of Estate Advantage

                     SELECT PORTFOLIOS                         INCEPTION TO 4/30/02
------------------------------------------------------------   --------------------
------------------------------------------------------------------------------------
International Equity (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)     7.896
                                                                (b)     7.896
  Ending AUV................................................    (a)     7.764
                                                                (b)     7.786
  Ending Number of AUs......................................    (a)     3,862
                                                                (b)       261
------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    10.767
                                                                (b)    10.767
  Ending AUV................................................    (a)    10.648
                                                                (b)    10.621
  Ending Number of AUs......................................    (a)     6,446
                                                                (b)     1,259
------------------------------------------------------------------------------------
Cash Management (Inception Date: 12/10/01)
  Beginning AUV.............................................    (a)    10.855
                                                                (b)    10.855
  Ending AUV................................................    (a)    10.856
                                                                (b)    10.829
  Ending Number of AUs......................................    (a)     1,727
                                                                (b)       456
------------------------------------------------------------------------------------





         AUV-Accumulation Unit Value






         AU-Accumulation Units






         (a) Without election of Estate Advantage






         (b) With election of Estate Advantage

--------------------------------------------------------------------------------

 Please forward a copy (without charge) to the Seasons Triple Elite Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ____________  Signed: ______________________________________

 Return to: Anchor National Life Insurance Company, Annuity Service Center,
 P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

          FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                VARIABLE ANNUITY ACCOUNT FIVE (Portion Related to
                     Seasons Triple Elite Variable Annuity)

                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 29, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 29, 2002.

TABLE OF CONTENTS
Separate Account............................................    2

General Account.............................................    2

Performance Data............................................    3

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14


SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 3-year fixed investment option and/or the 6-month or 1-year DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 30, 2002, were as follows -1.33% and -1.33%, respectively:

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                   Base Period Return = (EV - SV - CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)


The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)


Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the three year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above.


The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds other contracts which have been in existence longer than the Seasons Triple Elite Variable Annuity.



These rates of return do not reflect election of the optional Seasons Estate Advantage, Earnings Advantage and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                          STANDARDIZED PERFORMANCE


 TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2002 (RETURN WITH/WITHOUT REDEMPTION)




                                                                                                         SINCE VARIABLE
                                                         1 YEAR RETURN            5 YEAR RETURN        PORTFOLIO INCEPTION
                                VARIABLE PORTFOLIO  ----------------------   ----------------------   ----------------------
STRATEGIES                        INCEPTION DATE      W           W/O          W           W/O          W           W/O
----------                      ------------------  ----------  ----------   ----------  ----------   ----------  ----------
Growth...................       04/15/97             -15.74%     -22.74%        6.74%       6.74%        7.18%       7.18%
Moderate Growth..........       04/15/97             -13.08%     -20.08%        6.48%       6.48%        6.87%       6.87%
Balanced Growth..........       04/15/97              -8.67%     -15.67%        5.71%       5.71%        6.14%       6.14%
Conservative Growth......       04/15/97              -5.04%     -12.04%        5.36%       5.36%        5.74%       5.74%



                                                                                                         SINCE VARIABLE
                                                      1 YEAR RETURN             5 YEAR RETURN          PORTFOLIO INCEPTION
                             VARIABLE PORTFOLIO  ----------------------    ----------------------    ----------------------
SELECT PORTFOLIOS              INCEPTION DATE      W           W/O           W           W/O           W           W/O
-----------------            ------------------  ----------  ----------    ----------  ----------    ----------  ----------
Large Cap Growth.........       03/01/99         -21.82%      -28.82%           N/A         N/A       -7.33%      -7.33%
Large Cap Composite......       03/01/99         -15.22%      -22.22%           N/A         N/A       -4.06%      -4.06%
Large Cap Value..........       03/01/99          -8.61%      -15.61%           N/A         N/A        3.68%       3.68%
Mid Cap Growth...........       03/01/99         -11.19%      -18.19%           N/A         N/A        6.15%       6.15%
Mid Cap Value............       03/01/99           9.91%        2.91%           N/A         N/A       14.86%      14.86%
Small Cap................       03/01/99          -6.91%      -13.91%           N/A         N/A        1.10%       1.10%
International Equity.....       03/01/99         -19.30%      -26.30%           N/A         N/A       -7.96%      -7.96%
Diversified Fixed
Income...................       03/10/99           3.19%       -3.81%            N/A         N/A        2.58%       2.58%




                                                                                                        SINCE VARIABLE
                                                      1 YEAR RETURN             5 YEAR RETURN         PORTFOLIO INCEPTION
                             VARIABLE PORTFOLIO  ----------------------    ----------------------    ----------------------
FOCUSED PORTFOLIOS             INCEPTION DATE      W           W/O           W           W/O           W           W/O
------------------           ------------------  ----------  ----------    ----------  ----------    ----------  ----------
Focus Growth.............        07/07/00          -14.12%    -21.12%          N/A         N/A         -20.87%     -24.96%
Focus Growth and Income..        12/29/00           -8.76%    -15.76%          N/A         N/A         -14.17%     -18.95%
Focus TechNet............        12/29/00          -48.05%    -55.05%          N/A         N/A         -53.20%     -59.13%
Focus Value..............        10/04/01             N/A        N/A           N/A         N/A           7.56%       0.56%


These rates of return do not reflect election of the optional Income Protector Program, Seasons Estate Advantage or the Earnings Advantage. The rates of return would be lower if these optional features were included in the calculations.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------


The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)

                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.


Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as a tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A contract owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity payment option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION--SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying annuity variable contracts such as the contracts. The regulations amplify the diversification requirements for variable annuity contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, and may also be prohibited by Employee Retirement Income Securities Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case,the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified Contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified Contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified Contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRA

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS--SECTION 457

Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.


All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.


Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-confirming states, the state tax treatment of these funds, INCLUDING ANY TRANSFER OR ROLLOVER THAT IS PERMITTED UNDER EGTRRA BUT WAS NOT PERMITTED PRIOR TO 2002, is currently unclear.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited consolidated financial statements of the AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, are incorporated herein by reference to Post-Effective Amendment No. 1 under the Securities Act of 1933 (the 33 Act) and No. 2 under the Investment Company Act (the 40 Act) to Registration Statement file No. 333-66106 and 811-07727 filed on Form N-4 on April 15, 2002. These financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 3-year fixed investment options and the 1-year and 6-month DCA fixed accounts. Financial Statements of the Variable Annuity Account Five as of April 30, 2002, and for each of the two years ended April 30, 2002 and 2001, are presented in this Statement of Additional Information. Documents incorporated herein by reference for filing purposes will still appear at the end of this document when it is distributed upon request.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




June 14, 2002

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002


                                                                 Moderate         Balanced         Conservative
                                               Growth             Growth           Growth            Growth
                                              Strategy           Strategy         Strategy          Strategy
                                               Class A            Class A          Class A           Class A
                                             ------------      ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $157,031,366      $166,340,750      $119,574,001      $ 85,371,281

Liabilities                                             0                 0                 0                 0
                                             ------------      ------------      ------------      ------------

Net Assets                                   $157,031,366      $166,340,750      $119,574,001      $ 85,371,281
                                             ============      ============      ============      ============

Accumulation units outstanding                 10,908,140        11,717,719         8,709,189         6,350,294
                                             ============      ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $153,539,374      $163,117,351      $116,468,155      $ 83,597,025
    Accumulation units outstanding             10,664,696        11,489,842         8,482,162         6,217,833
    Unit value of accumulation units         $      14.40      $      14.20      $      13.73      $      13.44

Contracts with total expenses of 1.52%:
    Net Assets                               $  3,491,992      $  3,223,399      $  3,105,846      $  1,774,256
    Accumulation units outstanding                243,444           227,877           227,027           132,461
    Unit value of accumulation units         $      14.34      $      14.15      $      13.68      $      13.39

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

                                              Large Cap         Large Cap         Large Cap
                                               Growth           Composite           Value
                                              Portfolio          Portfolio        Portfolio
                                               Class A            Class A          Class A
                                             ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 19,546,687      $  6,145,402      $ 17,218,760

Liabilities                                             0                 0                 0
                                             ------------      ------------      ------------

Net Assets                                   $ 19,546,687      $  6,145,402      $ 17,218,760
                                             ============      ============      ============

Accumulation units outstanding                  2,480,659           694,260         1,523,447
                                             ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 17,959,853      $  5,952,621      $ 16,562,863
    Accumulation units outstanding              2,259,645           670,641         1,462,924
    Unit value of accumulation units         $       7.95      $       8.88      $      11.32

Contracts with total expenses of 1.52%:
    Net Assets                               $  1,586,834      $    192,781      $    655,897
    Accumulation units outstanding                221,014            23,619            60,523
    Unit value of accumulation units         $       7.18      $       8.16      $      10.84

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class A         Class A         Class A         Class A
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $17,888,985     $17,237,519     $14,095,807     $ 9,048,213

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $17,888,985     $17,237,519     $14,095,807     $ 9,048,213
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 1,472,485       1,101,922       1,348,181       1,166,987
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $16,824,207     $15,974,119     $13,366,369     $ 8,629,994
    Accumulation units outstanding             1,377,519       1,019,912       1,275,746       1,109,280
    Unit value of accumulation units         $     12.21     $     15.66     $     10.48     $      7.78

Contracts with total expenses of 1.52%:
    Net Assets                               $ 1,064,778     $ 1,263,400     $   729,438     $   418,219
    Accumulation units outstanding                94,966          82,010          72,435          57,707
    Unit value of accumulation units         $     11.21     $     15.41     $     10.07     $      7.25

Contracts with total expenses of 1.55%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                               Portfolio       Portfolio       Portfolio
                                                Class A         Class A         Class A
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $15,426,164     $ 5,766,910     $ 7,699,685

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $15,426,164     $ 5,766,910     $ 7,699,685
                                              ===========     ===========     ===========

Accumulation units outstanding                  1,411,919         531,352       1,173,483
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $14,636,540     $ 5,295,448     $ 7,262,761
    Accumulation units outstanding              1,338,549         487,732       1,102,957
    Unit value of accumulation units          $     10.93     $     10.86     $      6.58

Contracts with total expenses of 1.52%:
    Net Assets                                $   789,624     $   471,462     $   436,924
    Accumulation units outstanding                 73,370          43,620          70,526
    Unit value of accumulation units          $     10.76     $     10.81     $      6.20

Contracts with total expenses of 1.55%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                Moderate        Balanced        Conservative
                                                Growth           Growth          Growth           Growth
                                               Strategy         Strategy        Strategy         Strategy
                                               Class B           Class B         Class B          Class B
                                             ------------     ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456

Liabilities                                             0                0                0                0
                                             ------------     ------------     ------------     ------------

Net Assets                                   $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456
                                             ============     ============     ============     ============

Accumulation units outstanding                  6,910,595       10,962,655        9,013,774        6,071,979
                                             ============     ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 23,419,068     $ 40,469,706     $ 40,897,492     $ 27,518,498
    Accumulation units outstanding              1,631,316        2,857,130        2,986,333        2,052,055
    Unit value of accumulation units         $      14.36     $      14.16     $      13.69     $      13.41

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --               --
    Unit value of accumulation units         $         --     $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    494,402     $  1,176,487     $  1,254,768     $    302,454
    Accumulation units outstanding                 34,143           83,099           91,728           22,358
    Unit value of accumulation units         $      14.48     $      14.16     $      13.68     $      13.53

Contracts with total expenses of 1.65%:
    Net Assets                               $ 74,560,392     $111,623,031     $ 79,633,240     $ 52,649,871
    Accumulation units outstanding              5,213,111        7,910,311        5,836,193        3,942,972
    Unit value of accumulation units         $      14.30     $      14.11     $      13.64     $      13.35

Contracts with total expenses of 1.70%:
    Net Assets                               $    184,529     $    619,968     $    471,975     $    389,408
    Accumulation units outstanding                 12,752           43,901           34,554           28,828
    Unit value of accumulation units         $      14.47     $      14.12     $      13.66     $      13.51

Contracts with total expenses of 1.95%:
    Net Assets                               $    278,859     $    963,521     $    889,936     $    348,225
    Accumulation units outstanding                 19,273           68,214           64,966           25,766
    Unit value of accumulation units         $      14.47     $      14.13     $      13.70     $      13.51

                                              Large Cap        Large Cap        Large Cap
                                               Growth          Composite          Value
                                              Portfolio        Portfolio        Portfolio
                                               Class B          Class B          Class B
                                             ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 37,007,912     $ 15,328,272     $ 52,651,828

Liabilities                                             0                0                0
                                             ------------     ------------     ------------

Net Assets                                   $ 37,007,912     $ 15,328,272     $ 52,651,828
                                             ============     ============     ============

Accumulation units outstanding                  4,680,882        1,735,375        4,675,294
                                             ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $  7,006,877     $  3,585,720     $ 11,331,431
    Accumulation units outstanding                883,516          404,780        1,003,046
    Unit value of accumulation units         $       7.93     $       8.86     $      11.30

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --
    Unit value of accumulation units         $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    108,518     $     14,430     $    121,512
    Accumulation units outstanding                 13,658            1,625           11,012
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.65%:
    Net Assets                               $ 29,704,805     $ 11,651,906     $ 40,969,860
    Accumulation units outstanding              3,760,070        1,320,387        3,640,453
    Unit value of accumulation units         $       7.90     $       8.82     $      11.25

Contracts with total expenses of 1.70%:
    Net Assets                               $    115,000     $     35,902     $    148,713
    Accumulation units outstanding                 14,466            4,044           13,481
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.95%:
    Net Assets                               $     72,712     $     40,314     $     80,312
    Accumulation units outstanding                  9,172            4,539            7,302
    Unit value of accumulation units         $       7.93     $       8.88     $      11.00

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class B         Class B         Class B         Class B
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $34,553,224     $50,248,919     $31,232,150     $22,913,462

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $34,553,224     $50,248,919     $31,232,150     $22,913,462
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 2,843,909       3,225,649       2,996,292       2,956,184
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 6,866,825     $10,495,544     $ 6,063,922     $ 8,077,757
    Accumulation units outstanding               563,531         671,549         579,987       1,039,877
    Unit value of accumulation units         $     12.19     $     15.63     $     10.46     $      7.77

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    77,412     $    50,046     $    60,596     $    29,983
    Accumulation units outstanding                 6,321           3,389           5,767           3,862
    Unit value of accumulation units         $     12.25     $     14.77     $     10.51     $      7.76

Contracts with total expenses of 1.65%:
    Net Assets                               $27,226,648     $39,549,025     $25,007,868     $14,740,534
    Accumulation units outstanding             2,242,813       2,540,248       2,401,029       1,904,051
    Unit value of accumulation units         $     12.14     $     15.57     $     10.42     $      7.74

Contracts with total expenses of 1.70%:
    Net Assets                               $   316,595     $    77,568     $    46,364     $    63,154
    Accumulation units outstanding                25,874           5,255           4,412           8,133
    Unit value of accumulation units         $     12.24     $     14.76     $     10.51     $      7.77

Contracts with total expenses of 1.95%:
    Net Assets                               $    65,744     $    76,736     $    53,400     $     2,034
    Accumulation units outstanding                 5,370           5,208           5,097             261
    Unit value of accumulation units         $     12.24     $     14.73     $     10.48     $      7.79

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                              Portfolio        Portfolio      Portfolio
                                                Class B         Class B         Class B
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $51,800,174     $31,893,473     $33,702,315

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $51,800,174     $31,893,473     $33,702,315
                                              ===========     ===========     ===========

Accumulation units outstanding                  4,759,508       2,950,078       5,145,160
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $18,223,926     $13,091,219     $ 6,506,670
    Accumulation units outstanding              1,670,108       1,208,137         990,386
    Unit value of accumulation units          $     10.91     $     10.84     $      6.57

Contracts with total expenses of 1.52%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                                $    68,638     $    18,752     $    79,358
    Accumulation units outstanding                  6,446           1,727          12,042
    Unit value of accumulation units          $     10.65     $     10.86     $      6.59

Contracts with total expenses of 1.65%:
    Net Assets                                $33,351,246     $18,753,792     $26,911,540
    Accumulation units outstanding              3,068,281       1,737,471       4,111,610
    Unit value of accumulation units          $     10.87     $     10.79     $      6.55

Contracts with total expenses of 1.70%:
    Net Assets                                $   142,998     $    24,774     $    98,950
    Accumulation units outstanding                 13,415           2,287          15,022
    Unit value of accumulation units          $     10.66     $     10.83     $      6.59

Contracts with total expenses of 1.95%:
    Net Assets                                $    13,366     $     4,936     $   105,797
    Accumulation units outstanding                  1,258             456          16,100
    Unit value of accumulation units          $     10.62     $     10.83     $      6.57

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                            Focus Growth       Focus           Focus
                                             and Income        Value           TechNet
                                              Portfolio      Portfolio        Portfolio
                                               Class B         Class B         Class B             Total
                                             -----------     -----------     -----------      ---------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030

Liabilities                                            0               0               0                    0
                                             -----------     -----------     -----------      ---------------

Net Assets                                   $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030
                                             ===========     ===========     ===========      ===============

Accumulation units outstanding                 1,679,285       1,266,808       1,430,649
                                             ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 2,986,103     $ 2,420,046     $   993,313
    Accumulation units outstanding               349,802         225,323         301,064
    Unit value of accumulation units         $      8.54     $     10.74     $      3.30

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --
    Unit value of accumulation units         $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    33,840     $    20,478     $    60,430
    Accumulation units outstanding                 3,960           1,916          18,283
    Unit value of accumulation units         $      8.55     $     10.69     $      3.31

Contracts with total expenses of 1.65%:
    Net Assets                               $10,614,086     $10,910,152     $ 3,983,970
    Accumulation units outstanding             1,303,889       1,017,059       1,092,695
    Unit value of accumulation units         $      8.14     $     10.73     $      3.65

Contracts with total expenses of 1.70%:
    Net Assets                               $    98,284     $    73,625     $    16,861
    Accumulation units outstanding                11,516           6,825           5,105
    Unit value of accumulation units         $      8.53     $     10.79     $      3.30

Contracts with total expenses of 1.95%:
    Net Assets                               $    86,160     $   167,102     $    44,491
    Accumulation units outstanding                10,118          15,685          13,502
    Unit value of accumulation units         $      8.52     $     10.65     $      3.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2002

                                                                                   Market Value     Market
Portfolio Investments                                                  Shares       Per Share        Value              Cost
                                                                      ---------    ------------ --------------     --------------
SEASONS SERIES TRUST:
     Growth Strategy Class A:
        Multi-Managed Growth Portfolio Class A                        7,730,903       10.17     $   78,642,260     $  118,197,238
        Asset Allocation: Diversified Growth Portfolio Class A        3,837,067       10.39         39,847,602         48,082,170
        Stock Portfolio Class A                                       2,849,923       13.52         38,541,504         45,641,857
                                                                                                --------------     --------------
                                                                                                   157,031,366        211,921,265
                                                                                                --------------     --------------
     Moderate Growth Strategy Class A:
        Multi-Managed Moderate Growth Portfolio Class A               8,578,357       10.75         92,191,539        120,741,856
        Asset Allocation: Diversified Growth Portfolio Class A        4,025,236       10.39         41,801,734         49,617,271
        Stock Portfolio Class A                                       2,391,910       13.52         32,347,477         37,114,409
                                                                                                --------------     --------------
                                                                                                   166,340,750        207,473,536
                                                                                                --------------     --------------
     Balanced Growth Strategy Class A:
        Multi-Managed Income/Equity Portfolio Class A                 6,068,792       11.00         66,760,951         75,590,748
        Asset Allocation: Diversified Growth Portfolio Class A        2,866,827       10.39         29,771,756         34,210,785
        Stock Portfolio Class A                                       1,703,772       13.52         23,041,294         25,663,963
                                                                                                --------------     --------------
                                                                                                   119,574,001        135,465,496
                                                                                                --------------     --------------
     Conservative Growth Strategy Class A:
        Multi-Managed Income Portfolio Class A                        4,637,641       11.25         52,169,147         54,106,686
        Asset Allocation: Diversified Growth Portfolio Class A        2,022,740       10.39         21,005,981         23,569,928
        Stock Portfolio Class A                                         901,836       13.52         12,196,153         13,374,130
                                                                                                --------------     --------------
                                                                                                    85,371,281         91,050,744
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class A                               2,650,141        7.38         19,546,687         31,652,680
     Large Cap Composite Portfolio Class A                              707,651        8.68          6,145,402          7,841,118
     Large Cap Value Portfolio Class A                                1,705,259       10.10         17,218,760         18,310,859
     Mid Cap Growth Portfolio Class A                                 1,843,774        9.70         17,888,985         24,857,181
     Mid Cap Value Portfolio Class A                                  1,282,788       13.44         17,237,519         15,331,138
     Small Cap Portfolio Class A                                      1,703,727        8.27         14,095,807         18,504,179
     International Equity Portfolio Class A                           1,227,730        7.37          9,048,213         13,400,251
     Diversified Fixed Income Portfolio Class A                       1,553,295        9.93         15,426,164         15,299,205
     Cash Management Portfolio Class A                                  528,814       10.91          5,766,910          5,728,418
     Focus Growth Portfolio Class A                                   1,121,847        6.86          7,699,685          9,301,312

     Growth Strategy Class B:
        Multi-Managed Growth Portfolio Class B                        4,873,765       10.17         49,550,218         58,576,821
        Asset Allocation: Diversified Growth Portfolio Class B        2,417,089       10.38         25,091,414         27,033,926
        Stock Portfolio Class B                                       1,800,339       13.50         24,295,618         26,946,103
                                                                                                --------------     --------------
                                                                                                    98,937,250        112,556,850
                                                                                                --------------     --------------
     Moderate Growth Strategy Class B:
        Multi-Managed Moderate Growth Portfolio Class B               7,986,916       10.74         85,797,734         95,503,076
        Asset Allocation: Diversified Growth Portfolio Class B        3,747,721       10.38         38,904,486         41,437,100
        Stock Portfolio Class A                                       2,234,194       13.50         30,150,493         32,959,189
                                                                                                --------------     --------------
                                                                                                   154,852,713        169,899,365
                                                                                                --------------     --------------
     Balanced Growth Strategy Class B:
        Multi-Managed Income/Equity Portfolio Class B                 6,250,023       10.99         68,707,087         73,129,875
        Asset Allocation: Diversified Growth Portfolio Class B        2,954,208       10.38         30,667,158         32,286,642
        Stock Portfolio Class B                                       1,761,625       13.50         23,773,166         25,639,667
                                                                                                --------------     --------------
                                                                                                   123,147,411        131,056,184
                                                                                                --------------     --------------
     Conservative Growth Strategy Class B:
        Multi-Managed Income Portfolio Class B                        4,410,783       11.24         49,584,793         51,073,967
        Asset Allocation: Diversified Growth Portfolio Class B        1,926,342       10.38         19,997,045         20,913,433
        Stock Portfolio Class B                                         861,549       13.50         11,626,618         12,435,562
                                                                                                --------------     --------------
                                                                                                    81,208,456         84,422,962
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class B                               5,028,177        7.36         37,007,912         43,840,165
     Large Cap Composite Portfolio Class B                            1,768,365        8.67         15,328,272         16,643,128
     Large Cap Value Portfolio Class B                                5,217,911       10.09         52,651,828         56,045,070
     Mid Cap Growth Portfolio Class B                                 3,569,992        9.68         34,553,224         36,647,796
     Mid Cap Value Portfolio Class B                                  3,742,074       13.43         50,248,919         47,394,426
     Small Cap Portfolio Class B                                      3,783,590        8.25         31,232,150         31,771,759
     International Equity Portfolio Class B                           3,113,049        7.36         22,913,462         24,213,589
     Diversified Fixed Income Portfolio Class B                       5,219,349        9.92         51,800,174         51,826,236
     Cash Management Portfolio Class B                                2,926,398       10.90         31,893,473         31,795,767
     Focus Growth Portfolio Class B                                   4,921,798        6.85         33,702,315         36,588,744
     Focus Growth & Income Portfolio Class B                          1,661,895        8.31         13,818,473         13,819,199
     Focus Value Portfolio Class B                                    1,218,444       11.15         13,591,403         13,811,927
     Focus TechNet Portfolio Class B                                  1,368,359        3.73          5,099,065          6,754,826
                                                                                                --------------     --------------
                                                                                                $1,510,378,030     $1,715,225,375
                                                                                                ==============     ==============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                  Moderate          Balanced         Conservative
                                                                 Growth            Growth            Growth            Growth
                                                                Strategy          Strategy          Strategy          Strategy
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $  7,676,496      $  6,973,879      $  5,799,035      $  3,507,849
                                                               ------------      ------------      ------------      ------------
         Total investment income                                  7,676,496         6,973,879         5,799,035         3,507,849
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                           (2,293,401)       (2,313,466)       (1,635,598)       (1,114,157)
     Distribution expense charge                                   (274,630)         (277,117)         (195,700)         (133,423)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                          (2,568,031)       (2,590,583)       (1,831,298)       (1,247,580)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                      5,108,465         4,383,296         3,967,737         2,260,269
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   42,000,354        34,915,506        28,095,266        19,156,895
     Cost of shares sold                                        (51,826,499)      (40,923,742)      (30,865,342)      (20,062,415)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (9,826,145)       (6,008,236)       (2,770,076)         (905,520)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (27,005,194)      (16,221,800)       (2,912,061)          100,264
     End of period                                              (54,889,907)      (41,132,782)      (15,891,486)       (5,679,468)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                               (27,884,713)      (24,910,982)      (12,979,425)       (5,779,732)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $(32,602,393)     $(26,535,922)     $(11,781,764)     $ (4,424,983)
                                                               ============      ============      ============      ============

                                                                Large Cap         Large Cap         Large Cap
                                                                 Growth           Composite          Value
                                                                Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $      5,793      $    524,267
                                                               ------------      ------------      ------------
         Total investment income                                          0             5,793           524,267
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (305,136)          (85,956)         (209,256)
     Distribution expense charge                                    (36,352)          (10,280)          (25,026)
                                                               ------------      ------------      ------------
         Total expenses                                            (341,488)          (96,236)         (234,282)
                                                               ------------      ------------      ------------

Net investment income (loss)                                       (341,488)          (90,443)          289,985
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    6,444,492         2,539,461         2,967,091
     Cost of shares sold                                         (9,748,675)       (3,215,525)       (3,116,486)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (3,304,183)         (676,064)         (149,395)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (9,630,227)       (1,269,170)          646,377
     End of period                                              (12,105,993)       (1,695,716)       (1,092,099)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                (2,475,766)         (426,546)       (1,738,476)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (6,121,437)     $ (1,193,053)     $ (1,597,886)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                 Mid Cap           Mid Cap                          International
                                                                  Growth            Value           Small Cap          Equity
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $    837,715      $          0      $     61,567
                                                               ------------      ------------      ------------      ------------
         Total investment income                                          0           837,715                 0            61,567
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (241,141)         (179,369)         (172,062)         (124,163)
     Distribution expense charge                                    (28,763)          (21,332)          (20,542)          (14,835)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                            (269,904)         (200,701)         (192,604)         (138,998)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                       (269,904)          637,014          (192,604)          (77,431)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    4,272,410         4,152,380         2,908,998         2,037,864
     Cost of shares sold                                         (6,223,814)       (3,809,298)       (4,133,088)       (3,062,429)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (1,951,404)          343,082        (1,224,090)       (1,024,565)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (6,633,576)        1,422,989        (4,765,938)       (3,049,420)
     End of period                                               (6,968,196)        1,906,381        (4,408,372)       (4,352,038)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (334,620)          483,392           357,566        (1,302,618)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (2,555,928)     $  1,463,488      $ (1,059,128)     $ (2,404,614)
                                                               ============      ============      ============      ============

                                                               Diversified          Cash             Focus
                                                               Fixed Income       Management         Growth
                                                                Portfolio         Portfolio        Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $    433,577      $     44,972      $          0
                                                               ------------      ------------      ------------
         Total investment income                                    433,577            44,972                 0
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (179,314)          (87,565)         (105,019)
     Distribution expense charge                                    (21,415)          (10,437)          (12,535)
                                                               ------------      ------------      ------------
         Total expenses                                            (200,729)          (98,002)         (117,554)
                                                               ------------      ------------      ------------

Net investment income (loss)                                        232,848           (53,030)         (117,554)
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    3,708,448        14,895,777         2,506,268
     Cost of shares sold                                         (3,673,578)      (14,735,407)       (3,021,454)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                          34,870           160,370          (515,186)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (47,198)          100,524          (864,717)
     End of period                                                  126,959            38,492        (1,601,627)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                   174,157           (62,032)         (736,910)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $    441,875      $     45,308      $ (1,369,650)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                               Moderate            Balanced         Conservative
                                                           Growth               Growth              Growth             Growth
                                                          Strategy             Strategy            Strategy           Strategy
                                                           Class B              Class B             Class B            Class B
                                                        -------------        -------------        ------------       ------------
Investment income:
    Dividends and capital gains distributions           $   3,369,145        $   4,350,326        $  3,661,087       $  2,136,350
                                                        -------------        -------------        ------------       ------------
        Total investment income                             3,369,145            4,350,326           3,661,087          2,136,350
                                                        -------------        -------------        ------------       ------------

Expenses:
    Mortality and expense risk charge                      (1,026,023)          (1,403,135)         (1,011,624)          (665,933)
    Distribution expense charge                              (106,636)            (146,567)           (106,588)           (70,194)
                                                        -------------        -------------        ------------       ------------
        Total expenses                                     (1,132,659)          (1,549,702)         (1,118,212)          (736,127)
                                                        -------------        -------------        ------------       ------------

Net investment income (loss)                                2,236,486            2,800,624           2,542,875          1,400,223
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                               8,611,672            6,781,036           7,042,294          7,592,657
    Cost of shares sold                                    (9,456,944)          (7,239,361)         (7,336,029)        (7,883,021)
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from
    securities transactions                                  (845,272)            (458,325)           (293,735)          (290,364)
                                                        -------------        -------------        ------------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                      (795,385)            (680,088)             33,997             81,451
    End of period                                         (13,619,611)         (15,046,645)         (7,908,772)        (3,214,503)
                                                        -------------        -------------        ------------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                         (12,824,226)         (14,366,557)         (7,942,769)        (3,295,954)
                                                        -------------        -------------        ------------       ------------

Increase (decrease) in net assets from operations       $ (11,433,012)       $ (12,024,258)       $ (5,693,629)      $ (2,186,095)
                                                        =============        =============        ============       ============


                                                                        Large Cap           Large Cap         Large Cap
                                                                         Growth             Composite          Value
                                                                       Portfolio            Portfolio         Portfolio
                                                                        Class B              Class B           Class B
                                                                    --------------         ------------      ------------
Investment income:
    Dividends and capital gains distributions                       $            0         $      6,240      $  1,162,732
                                                                    --------------         ------------      ------------
        Total investment income                                                  0                6,240         1,162,732
                                                                    --------------         ------------      ------------

Expenses:
    Mortality and expense risk charge                                     (411,836)            (145,570)         (492,120)
    Distribution expense charge                                            (42,406)             (15,027)          (50,798)
                                                                    --------------         ------------      ------------
        Total expenses                                                    (454,242)            (160,597)         (542,918)
                                                                    --------------         ------------      ------------

Net investment income (loss)                                              (454,242)            (154,357)          619,814
                                                                    --------------         ------------      ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            2,595,927            2,223,701         3,186,261
    Cost of shares sold                                                 (2,832,640)          (2,392,587)       (3,327,569)
                                                                    --------------         ------------      ------------

Net realized gains (losses) from
    securities transactions                                               (236,713)            (168,886)         (141,308)
                                                                    --------------         ------------      ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   (828,104)             (87,411)          239,100
    End of period                                                       (6,832,253)          (1,314,856)       (3,393,242)
                                                                    --------------         ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                       (6,004,149)          (1,227,445)       (3,632,342)
                                                                    --------------         ------------      ------------

Increase (decrease) in net assets from operations                   $   (6,695,104)        $ (1,550,688)     $ (3,153,836)
                                                                    ==============         ============      ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Mid Cap             Mid Cap                            International
                                                              Growth               Value            Small Cap            Equity
                                                             Portfolio           Portfolio          Portfolio          Portfolio
                                                              Class B             Class B            Class B            Class B
                                                           ------------         -----------         ----------       ------------
Investment income:
    Dividends and capital gains distributions              $          0         $ 1,757,283         $        0       $     94,433
                                                           ------------         -----------         ----------       ------------
        Total investment income                                       0           1,757,283                  0             94,433
                                                           ------------         -----------         ----------       ------------

Expenses:
    Mortality and expense risk charge                          (328,236)           (403,341)          (261,989)          (192,963)
    Distribution expense charge                                 (33,875)            (41,697)           (27,118)           (20,189)
                                                           ------------         -----------         ----------       ------------
        Total expenses                                         (362,111)           (445,038)          (289,107)          (213,152)
                                                           ------------         -----------         ----------       ------------

Net investment income (loss)                                   (362,111)          1,312,245           (289,107)          (118,719)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 4,523,184           2,907,273         12,585,018         97,741,907
    Cost of shares sold                                      (4,934,392)         (2,938,261)       (12,895,989)       (97,912,374)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from
    securities transactions                                    (411,208)            (30,988)          (310,971)          (170,467)
                                                           ------------         -----------         ----------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                        (725,475)            326,220           (296,631)          (122,117)
    End of period                                            (2,094,572)          2,854,493           (539,609)        (1,300,127)
                                                           ------------         -----------         ----------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                            (1,369,097)          2,528,273           (242,978)        (1,178,010)
                                                           ------------         -----------         ----------       ------------

Increase (decrease) in net assets from operations          $ (2,142,416)        $ 3,809,530         $ (843,056)      $ (1,467,196)
                                                           ============         ===========         ==========       ============


                                                              Diversified            Cash                   Focus
                                                             Fixed Income          Management               Growth
                                                               Portfolio           Portfolio               Portfolio
                                                                Class B             Class B                 Class B
                                                             -----------         -------------            ------------
Investment income:
    Dividends and capital gains distributions                $ 1,016,422         $     190,028            $          0
                                                             -----------         -------------            ------------
        Total investment income                                1,016,422               190,028                       0
                                                             -----------         -------------            ------------

Expenses:
    Mortality and expense risk charge                           (423,751)             (420,090)               (381,994)
    Distribution expense charge                                  (44,467)              (44,853)                (39,440)
                                                             -----------         -------------            ------------
        Total expenses                                          (468,218)             (464,943)               (421,434)
                                                             -----------         -------------            ------------

Net investment income (loss)                                     548,204              (274,915)               (421,434)
                                                             -----------         -------------            ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 20,712,570           144,787,418               5,032,929
    Cost of shares sold                                      (20,757,249)         (144,477,034)             (5,495,035)
                                                             -----------         -------------            ------------

Net realized gains (losses) from
    securities transactions                                      (44,679)              310,384                (462,106)
                                                             -----------         -------------            ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (81,203)               74,269                  61,520
    End of period                                                (26,062)               97,706              (2,886,429)
                                                             -----------         -------------            ------------

Change in net unrealized appreciation
    (depreciation) of investments                                 55,141                23,437              (2,947,949)
                                                             -----------         -------------            ------------

Increase (decrease) in net assets from operations            $   558,666         $      58,906            $ (3,831,489)
                                                             ===========         =============            ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Focus Growth          Focus              Focus
                                                               and Income          Value             TechNet
                                                               Portfolio          Portfolio          Portfolio
                                                                Class B           Class B*            Class B           Total
                                                              ----------         ----------        ------------     --------------
Investment income:
    Dividends and capital gains distributions                 $    3,208         $   11,150        $          0     $   43,623,554
                                                              ----------         ----------        ------------     --------------
        Total investment income                                    3,208             11,150                   0         43,623,554
                                                              ----------         ----------        ------------     --------------

Expenses:
    Mortality and expense risk charge                            (93,026)           (35,404)            (80,234)       (16,822,872)
    Distribution expense charge                                   (9,611)            (3,638)             (8,321)        (1,893,812)
                                                              ----------         ----------        ------------     --------------
        Total expenses                                          (102,637)           (39,042)            (88,555)       (18,716,684)
                                                              ----------         ----------        ------------     --------------

Net investment income (loss)                                     (99,429)           (27,892)            (88,555)        24,906,870
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                  1,143,581            313,610           8,074,129        506,456,377
    Cost of shares sold                                       (1,188,470)          (311,693)        (10,114,168)      (539,910,568)
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from
    securities transactions                                      (44,889)             1,917          (2,040,039)       (33,454,191)
                                                              ----------         ----------        ------------     --------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (13,973)                 0              91,082        (72,851,895)
    End of period                                                   (726)          (220,524)         (1,655,761)      (204,847,345)
                                                              ----------         ----------        ------------     --------------

Change in net unrealized appreciation
    (depreciation) of investments                                 13,247           (220,524)         (1,746,843)      (131,995,450)
                                                              ----------         ----------        ------------     --------------

Increase (decrease) in net assets from operations             $ (131,071)        $ (246,499)       $ (3,875,437)    $ (140,542,771)
                                                              ==========         ==========        ============     ==============


*    For the period from October 1, 2001 (inception) to April 30, 2002.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                                               Moderate            Balanced          Conservative
                                                            Growth              Growth              Growth              Growth
                                                           Strategy            Strategy            Strategy            Strategy
                                                            Class A             Class A             Class A             Class A
                                                          -------------       -------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   5,108,465       $   4,383,296       $   3,967,737       $  2,260,269
    Net realized gains (losses) from securities
      transactions                                           (9,826,145)         (6,008,236)         (2,770,076)          (905,520)
    Change in net unrealized appreciation
      (depreciation) of investments                         (27,884,713)        (24,910,982)        (12,979,425)        (5,779,732)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      operations                                            (32,602,393)        (26,535,922)        (11,781,764)        (4,424,983)
                                                          -------------       -------------       -------------       ------------

From capital transactions
      Net proceeds from units sold                            1,775,980           1,815,721             973,479            415,658
      Cost of units redeemed                                (19,297,690)        (14,353,258)        (12,355,008)        (8,967,118)
      Net transfers                                          (5,683,389)            414,097           2,460,391          6,820,162
      Contract maintenance charge                               (93,035)            (75,111)            (47,998)           (28,504)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      capital transactions                                  (23,298,134)        (12,198,551)         (8,969,136)        (1,759,802)
                                                          -------------       -------------       -------------       ------------

Increase (decrease) in net assets                           (55,900,527)        (38,734,473)        (20,750,900)        (6,184,785)
Net assets at beginning of period                           212,931,893         205,075,223         140,324,901         91,556,066
                                                          -------------       -------------       -------------       ------------
Net assets at end of period                               $ 157,031,366       $ 166,340,750       $ 119,574,001       $ 85,371,281
                                                          =============       =============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  109,225             119,497              65,945             29,379
    Units redeemed                                           (1,232,866)           (966,241)           (790,220)          (622,090)
    Units transferred                                          (415,589)            (18,701)            146,718            483,579
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                     (1,539,230)           (865,445)           (577,557)          (109,132)
Beginning units                                              12,203,926          12,355,287           9,059,719          6,326,965
                                                          -------------       -------------       -------------       ------------
Ending units                                                 10,664,696          11,489,842           8,482,162          6,217,833
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.52% :
    Units sold                                                    2,071                 745                 997                743
    Units redeemed                                              (31,329)             (6,194)            (83,422)           (33,015)
    Units transferred                                            (5,561)              5,242               4,344             14,906
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                        (34,819)               (207)            (78,081)           (17,366)
Beginning units                                                 278,263             228,084             305,108            149,827
                                                          -------------       -------------       -------------       ------------
Ending units                                                    243,444             227,877             227,027            132,461
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.55% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                  -
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.65% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                  -
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.70% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.95% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============


                                                                      Large Cap            Large Cap           Large Cap
                                                                        Growth            Composite               Value
                                                                      Portfolio            Portfolio           Portfolio
                                                                       Class A              Class A             Class A
                                                                    ------------          -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                      $ (341,488)           $ (90,443)          $ 289,985
    Net realized gains (losses) from securities
      transactions                                                    (3,304,183)            (676,064)           (149,395)
    Change in net unrealized appreciation
      (depreciation) of investments                                   (2,475,766)            (426,546)         (1,738,476)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from operations                 (6,121,437)          (1,193,053)         (1,597,886)
                                                                    ------------          -----------        ------------

From capital transactions
      Net proceeds from units sold                                       228,403               10,284             144,959
      Cost of units redeemed                                          (1,669,445)            (602,236)         (1,505,164)
      Net transfers                                                   (1,974,566)             135,010           3,644,680
      Contract maintenance charge                                         (7,841)              (2,277)             (4,195)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from capital
      transactions                                                    (3,423,449)            (459,219)          2,280,280
                                                                    ------------          -----------        ------------

Increase (decrease) in net assets                                     (9,544,886)          (1,652,272)            682,394
Net assets at beginning of period                                     29,091,573            7,797,674          16,536,366
                                                                    ------------          -----------        ------------
Net assets at end of period                                         $ 19,546,687          $ 6,145,402        $ 17,218,760
                                                                    ============          ===========        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            24,662                  997              12,017
    Units redeemed                                                      (178,238)             (58,015)           (121,866)
    Units transferred                                                   (252,141)              11,985             276,524
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                (405,717)             (45,033)            166,675
Beginning units                                                        2,665,362              715,674           1,296,249
                                                                    ------------          -----------        ------------
Ending units                                                           2,259,645              670,641           1,462,924
                                                                    ============          ===========        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                 0                    0                   0
    Units redeemed                                                       (14,722)              (5,030)             (7,398)
    Units transferred                                                      6,749               (6,382)             24,817
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                  (7,973)             (11,412)             17,419
Beginning units                                                          228,987               35,031              43,104
                                                                    ------------          -----------        ------------
Ending units                                                             221,014               23,619              60,523
                                                                    ============          ===========        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                            Mid Cap              Mid Cap                              International
                                                            Growth                Value            Small Cap              Equity
                                                           Portfolio            Portfolio          Portfolio            Portfolio
                                                            Class A              Class A             Class A              Class A
                                                          -----------          ------------        ------------         -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $  (269,904)         $    637,014        $   (192,604)        $   (77,431)
    Net realized gains (losses) from securities
      transactions                                         (1,951,404)              343,082          (1,224,090)         (1,024,565)
    Change in net unrealized appreciation
      (depreciation) of investments                          (334,620)              483,392             357,566          (1,302,618)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
      operations                                           (2,555,928)            1,463,488          (1,059,128)         (2,404,614)
                                                          -----------          ------------        ------------         -----------

From capital transactions
      Net proceeds from units sold                            106,494                42,974             157,477             181,460
      Cost of units redeemed                               (1,503,196)           (2,853,647)         (1,017,096)           (802,803)
      Net transfers                                            54,697             5,640,815           1,317,822             (72,676)
      Contract maintenance charge                              (6,871)               (3,121)             (4,194)             (2,681)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
       capital transactions                                (1,348,876)            2,827,021             454,009            (696,700)
                                                          -----------          ------------        ------------         -----------

Increase (decrease) in net assets                          (3,904,804)            4,290,509            (605,119)         (3,101,314)
Net assets at beginning of period                          21,793,789            12,947,010          14,700,926          12,149,527
                                                          -----------          ------------        ------------         -----------
Net assets at end of period                               $17,888,985          $ 17,237,519        $ 14,095,807         $ 9,048,213
                                                          ===========          ============        ============         ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  8,080                 3,065              14,860              21,679
    Units redeemed                                           (104,762)             (143,977)            (89,994)            (93,703)
    Units transferred                                          (9,559)              363,902             111,357             (27,577)
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                     (106,241)              222,990              36,223             (99,601)
Beginning units                                             1,483,760               796,922           1,239,523           1,208,881
                                                          -----------          ------------        ------------         -----------
Ending units                                                1,377,519             1,019,912           1,275,746           1,109,280
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.52% :
    Units sold                                                      0                     0                   0                   0
    Units redeemed                                            (19,120)              (55,703)             (9,718)             (7,818)
    Units transferred                                          (2,013)               21,888               7,282               5,992
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                      (21,133)              (33,815)             (2,436)             (1,826)
Beginning units                                               116,099               115,825              74,871              59,533
                                                          -----------          ------------        ------------         -----------
Ending units                                                   94,966                82,010              72,435              57,707
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.55% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.70% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.95% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========


                                                                     Diversified                Cash                Focus
                                                                      Fixed Income           Management             Growth
                                                                       Portfolio              Portfolio            Portfolio
                                                                        Class A                Class A              Class A
                                                                     ------------            -----------          -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $    232,848            $   (53,030)         $  (117,554)
    Net realized gains (losses) from securities
      transactions                                                         34,870                160,370             (515,186)
    Change in net unrealized appreciation
      (depreciation) of investments                                       174,157                (62,032)            (736,910)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from operations                     441,875                 45,308           (1,369,650)
                                                                     ------------            -----------          -----------

From capital transactions
      Net proceeds from units sold                                        145,560                438,048               47,473
      Cost of units redeemed                                           (1,106,191)            (1,843,448)            (290,682)
      Net transfers                                                     3,231,409                679,345               85,870
      Contract maintenance charge                                          (2,207)                (1,215)              (3,476)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from capital
       transactions                                                     2,268,571               (727,270)            (160,815)
                                                                     ------------            -----------          -----------

Increase (decrease) in net assets                                       2,710,446               (681,962)          (1,530,465)
Net assets at beginning of period                                      12,715,718              6,448,872            9,230,150
                                                                     ------------            -----------          -----------

Net assets at end of period                                          $ 15,426,164            $ 5,766,910          $ 7,699,685
                                                                     ============            ===========          ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                             12,597                 40,297                6,843
    Units redeemed                                                        (80,714)              (140,066)             (41,180)
    Units transferred                                                     271,413                 24,025               (3,144)
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                  203,296                (75,744)             (37,481)
Beginning units                                                         1,135,253                563,476            1,140,438
                                                                     ------------            -----------          -----------
Ending units                                                            1,338,549                487,732            1,102,957
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.52% :
    Units sold                                                                927                      0                    0
    Units redeemed                                                        (21,674)               (29,983)              (2,650)
    Units transferred                                                      26,097                 38,759                2,698
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                    5,350                  8,776                   48
Beginning units                                                            68,020                 34,844               70,478
                                                                     ------------            -----------          -----------
Ending units                                                               73,370                 43,620               70,526
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.55% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.65% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.70% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.95% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                              Moderate            Balanced            Conservative
                                                         Growth               Growth               Growth                Growth
                                                        Strategy             Strategy              Strategy              Strategy
                                                        Class B              Class B               Class B               Class B
                                                     ------------         -------------         -------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                     $  2,236,486         $   2,800,624         $   2,542,875         $  1,400,223
    Net realized gains (losses) from securities
      transactions                                       (845,272)             (458,325)             (293,735)            (290,364)
    Change in net unrealized appreciation
      (depreciation) of investments                   (12,824,226)          (14,366,557)           (7,942,769)          (3,295,954)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      operations                                      (11,433,012)          (12,024,258)           (5,693,629)          (2,186,095)
                                                     ------------         -------------         -------------         ------------

From capital transactions
      Net proceeds from units sold                     44,790,235            67,721,619            48,487,958           33,107,150
      Cost of units redeemed                           (4,692,290)           (4,088,815)           (3,679,463)          (3,619,784)
      Net transfers                                    39,149,149            67,863,696            62,736,538           40,139,058
      Contract maintenance charge                         (15,895)              (15,119)              (10,002)              (6,690)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      capital transactions                             79,231,199           131,481,381           107,535,031           69,619,734
                                                     ------------         -------------         -------------         ------------

Increase (decrease) in net assets                      67,798,187           119,457,123           101,841,402           67,433,639
Net assets at beginning of period                      31,139,063            35,395,590            21,306,009           13,774,817
                                                     ------------         -------------         -------------         ------------
Net assets at end of period                          $ 98,937,250         $ 154,852,713         $ 123,147,411         $ 81,208,456
                                                     ============         =============         =============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                            631,107             1,075,892             1,215,417              868,089
    Units redeemed                                        (41,723)              (82,095)              (79,093)             (74,499)
    Units transferred                                     643,892             1,380,077             1,474,941            1,077,330
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                1,233,276             2,373,874             2,611,265            1,870,920
Beginning units                                           398,040               483,256               375,068              181,135
                                                     ------------         -------------         -------------         ------------
Ending units                                            1,631,316             2,857,130             2,986,333            2,052,055
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                 --                    --                    --                   --
    Units redeemed                                             --                    --                    --                   --
    Units transferred                                          --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                       --                    --                    --                   --
Beginning units                                                --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Ending units                                                   --                    --                    --                   --
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.55% :
    Units sold                                             33,214                58,041                70,107               19,786
    Units redeemed                                              0                     0                     0                    0
    Units transferred                                         929                25,058                21,621                2,572
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              34,143                83,099                91,728               22,358
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               34,143                83,099                91,728               22,358
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.65% :
    Units sold                                          2,177,389             3,293,280             2,029,606            1,483,627
    Units redeemed                                       (271,343)             (197,831)             (182,810)            (191,519)
    Units transferred                                   1,875,797             3,122,850             2,940,309            1,855,487
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                           3,781,843             6,218,299             4,787,105            3,147,595
Beginning units                                         1,431,268             1,692,012             1,049,088              795,377
                                                     ------------         -------------         -------------         ------------
Ending units                                            5,213,111             7,910,311             5,836,193            3,942,972
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.70% :
    Units sold                                             11,769                40,075                34,243               24,803
    Units redeemed                                              0                     0                  (209)                   0
    Units transferred                                         983                 3,826                   520                4,025
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              12,752                43,901                34,554               28,828
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               12,752                43,901                34,554               28,828
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.95% :
    Units sold                                             14,799                38,999                63,979               19,341
    Units redeemed                                              0                  (140)                 (450)                   0
    Units transferred                                       4,474                29,355                 1,437                6,425
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              19,273                68,214                64,966               25,766
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               19,273                68,214                64,966               25,766
                                                     ============         =============         =============         ============


                                                                             Large Cap             Large Cap            Large Cap
                                                                              Growth             Composite                Value
                                                                             Portfolio             Portfolio            Portfolio
                                                                              Class B               Class B              Class B
                                                                           ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                           $   (454,242)         $   (154,357)        $    619,814
    Net realized gains (losses) from securities
      transactions                                                             (236,713)             (168,886)            (141,308)
    Change in net unrealized appreciation
      (depreciation) of investments                                          (6,004,149)           (1,227,445)          (3,632,342)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from operations                        (6,695,104)           (1,550,688)          (3,153,836)
                                                                           ------------          ------------         ------------

From capital transactions
      Net proceeds from units sold                                           18,219,142             6,957,580           21,855,708
      Cost of units redeemed                                                 (1,204,436)             (746,851)          (1,839,195)
      Net transfers                                                          14,083,692             6,215,659           23,333,460
      Contract maintenance charge                                                (2,996)               (1,138)              (3,305)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from capital transactions              31,095,402            12,425,250           43,346,668
                                                                           ------------          ------------         ------------

Increase (decrease) in net assets                                            24,400,298            10,874,562           40,192,832
Net assets at beginning of period                                            12,607,614             4,453,710           12,458,996
                                                                           ------------          ------------         ------------
Net assets at end of period                                                $ 37,007,912          $ 15,328,272         $ 52,651,828
                                                                           ============          ============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                  444,388               187,605              427,015
    Units redeemed                                                              (27,060)               (7,599)             (23,883)
    Units transferred                                                           327,442               194,578              489,823
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                        744,770               374,584              892,955
Beginning units                                                                 138,746                30,196              110,091
                                                                           ------------          ------------         ------------
Ending units                                                                    883,516               404,780            1,003,046
                                                                           ============          ============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                                       --                    --                   --
    Units redeemed                                                                   --                    --                   --
    Units transferred                                                                --                    --                   --
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                             --                    --                   --
Beginning units                                                                      --                    --                   --
                                                                           ------------          ------------         ------------
Ending units                                                                         --                    --                    -
                                                                           ============          ============         ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   11,873                 1,625                9,700
    Units redeemed                                                                  (67)                    0                  (50)
    Units transferred                                                             1,852                     0                1,362
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    13,658                 1,625               11,012
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     13,658                 1,625               11,012
                                                                           ============          ============         ============

Contracts with total expenses of 1.65% :
    Units sold                                                                1,519,204               537,154            1,387,485
    Units redeemed                                                             (113,039)              (72,786)            (135,869)
    Units transferred                                                         1,245,440               458,215            1,489,286
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                 2,651,605               922,583            2,740,902
Beginning units                                                               1,108,465               397,804              899,551
                                                                           ------------          ------------         ------------
Ending units                                                                  3,760,070             1,320,387            3,640,453
                                                                           ============          ============         ============

Contracts with total expenses of 1.70% :
    Units sold                                                                   14,023                 4,007               13,267
    Units redeemed                                                                    0                     0                    0
    Units transferred                                                               443                    37                  214
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    14,466                 4,044               13,481
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     14,466                 4,044               13,481
                                                                           ============          ============         ============

Contracts with total expenses of 1.95% :
    Units sold                                                                    7,875                 4,539                6,342
    Units redeemed                                                                  (97)                    0                  (74)
    Units transferred                                                             1,394                     0                1,034
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                     9,172                 4,539                7,302
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                      9,172                 4,539                7,302
                                                                           ============          ============         ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Mid Cap             Mid Cap                             International
                                                             Growth               Value             Small Cap            Equity
                                                            Portfolio            Portfolio           Portfolio         Portfolio
                                                             Class B              Class B             Class B           Class B
                                                          ------------         ------------        ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   (362,111)         $ 1,312,245        $   (289,107)     $   (118,719)
    Net realized gains (losses) from securities
      transactions                                            (411,208)             (30,988)           (310,971)         (170,467)
    Change in net unrealized appreciation
      (depreciation) of investments                         (1,369,097)           2,528,273            (242,978)       (1,178,010)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      operations                                            (2,142,416)           3,809,530            (843,056)       (1,467,196)
                                                          ------------         ------------        ------------      ------------

From capital transactions
      Net proceeds from units sold                          11,688,647           16,537,138          11,158,135        10,047,021
      Cost of units redeemed                                  (927,737)          (1,665,100)           (759,591)         (685,441)
      Net transfers                                         15,560,438           21,679,391          15,397,198         9,074,261
      Contract maintenance charge                               (3,304)              (3,268)             (2,140)           (1,341)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      capital transactions                                  26,318,044           36,548,161          25,793,602        18,434,500
                                                          ------------         ------------        ------------      ------------

Increase (decrease) in net assets                           24,175,628           40,357,691          24,950,546        16,967,304
Net assets at beginning of period                           10,377,596            9,891,228           6,281,604         5,946,158
                                                          ------------         ------------        ------------      ------------
Net assets at end of period                               $ 34,553,224         $ 50,248,919        $ 31,232,150      $ 22,913,462
                                                          ============         ============        ============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                 209,470              230,867             212,098           280,345
    Units redeemed                                             (11,243)             (16,262)            (18,416)          (15,216)
    Units transferred                                          284,675              358,581             324,414           687,430
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                       482,902              573,186             518,096           952,559
Beginning units                                                 80,629               98,363              61,891            87,318
                                                          ------------         ------------        ------------      ------------
Ending units                                                   563,531              671,549             579,987         1,039,877
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.52% :
    Units sold                                                      --                   --                  --                --
    Units redeemed                                                  --                   --                  --                --
    Units transferred                                               --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                            --                   --                  --                --
Beginning units                                                     --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Ending units                                                        --                   --                  --                --
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.55% :
    Units sold                                                   5,428                2,712               5,139             3,711
    Units redeemed                                                  (1)                  (1)                 (2)               (5)
    Units transferred                                              894                  678                 630               156
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    6,321                3,389               5,767             3,862
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     6,321                3,389               5,767             3,862
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.65% :
    Units sold                                                 692,009              908,849             838,290           935,014
    Units redeemed                                             (64,896)             (99,923)            (55,475)          (73,329)
    Units transferred                                          937,526            1,132,448           1,118,617           510,105
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                1,564,639            1,941,374           1,901,432         1,371,790
Beginning units                                                678,174              598,874             499,597           532,261
                                                          ------------         ------------        ------------      ------------
Ending units                                                 2,242,813            2,540,248           2,401,029         1,904,051
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.70% :
    Units sold                                                  26,080                4,964               4,021             7,826
    Units redeemed                                                (233)                   0                   0                 0
    Units transferred                                               27                  291                 391               307
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                   25,874                5,255               4,412             8,133
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                    25,874                5,255               4,412             8,133
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.95% :
    Units sold                                                   4,539                5,134               5,006               261
    Units redeemed                                                 (39)                 (26)                (47)                0
    Units transferred                                              870                  100                 138                 0
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    5,370                5,208               5,097               261
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     5,370                5,208               5,097               261
                                                          ============         ============        ============      ============


                                                                          Diversified            Cash               Focus
                                                                          Fixed Income         Management           Growth
                                                                           Portfolio          Portfolio            Portfolio
                                                                             Class B            Class B             Class B
                                                                          ------------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                          $    548,204       $   (274,915)       $   (421,434)
    Net realized gains (losses) from securities
      transactions                                                             (44,679)           310,384            (462,106)
    Change in net unrealized appreciation
      (depreciation) of investments                                             55,141             23,437          (2,947,949)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from operations                          558,666             58,906          (3,831,489)
                                                                          ------------       ------------        ------------

From capital transactions
      Net proceeds from units sold                                          16,747,003         39,480,062          12,499,140
      Cost of units redeemed                                                (1,790,794)        (3,248,269)         (1,099,357)
      Net transfers                                                         26,256,721        (24,876,188)         11,365,237
      Contract maintenance charge                                               (2,092)            (1,429)             (5,394)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from capital transactions             41,210,838         11,354,176          22,759,626
                                                                          ------------       ------------        ------------

Increase (decrease) in net assets                                           41,769,504         11,413,082          18,928,137
Net assets at beginning of period                                           10,030,670         20,480,391          14,774,178
                                                                          ------------       ------------        ------------
Net assets at end of period                                               $ 51,800,174       $ 31,893,473        $ 33,702,315
                                                                          ============       ============        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                 621,570          1,521,590             273,828
    Units redeemed                                                             (48,650)           (60,029)            (21,007)
    Units transferred                                                          880,026           (967,253)            401,048
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                     1,452,946            494,308             653,869
Beginning units                                                                217,162            713,829             336,517
                                                                          ------------       ------------        ------------
Ending units                                                                 1,670,108          1,208,137             990,386
                                                                          ============       ============        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                      --                 --                  --
    Units redeemed                                                                  --                 --                  --
    Units transferred                                                               --                 --                  --
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                            --                 --                  --
Beginning units                                                                     --                 --                  --
                                                                          ------------       ------------        ------------
Ending units                                                                        --                 --                  --
                                                                          ============       ============        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   5,417                858              10,544
    Units redeemed                                                                  (5)                 0                   0
    Units transferred                                                            1,034                869               1,498
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    6,446              1,727              12,042
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     6,446              1,727              12,042
                                                                          ============       ============        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                 910,291          2,126,822           1,476,916
    Units redeemed                                                            (116,922)          (240,270)           (140,713)
    Units transferred                                                        1,542,063         (1,337,797)          1,176,690
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                2,335,432            548,755           2,512,893
Beginning units                                                                732,849          1,188,716           1,598,717
                                                                          ------------       ------------        ------------
Ending units                                                                 3,068,281          1,737,471           4,111,610
                                                                          ============       ============        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                  13,320              2,256              14,638
    Units redeemed                                                                   0                  0                   0
    Units transferred                                                               95                 31                 384
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                   13,415              2,287              15,022
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                    13,415              2,287              15,022
                                                                          ============       ============        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                   1,133                416              12,760
    Units redeemed                                                                 (82)               (46)                (72)
    Units transferred                                                              207                 86               3,412
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    1,258                456              16,100
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     1,258                456              16,100
                                                                          ============       ============        ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Focus Growth           Focus            Focus
                                                               and Income            Value           TechNet
                                                                Portfolio          Portfolio         Portfolio
                                                                 Class B           Class B*           Class B            Total
                                                              ------------       ------------       -----------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    (99,429)      $    (27,892)     $    (88,555)   $    24,906,870
    Net realized gains (losses) from securities
      transactions                                                 (44,889)             1,917        (2,040,039)       (33,454,191)
    Change in net unrealized appreciation
      (depreciation) of investments                                 13,247           (220,524)       (1,746,843)      (131,995,450)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from operations             (131,071)          (246,499)       (3,875,437)      (140,542,771)
                                                              ------------       ------------       -----------    ---------------

From capital transactions
      Net proceeds from units sold                               5,282,165          4,446,854         3,241,114        378,750,641
      Cost of units redeemed                                      (395,789)          (105,192)         (344,232)       (99,059,318)
      Net transfers                                              7,087,760          9,496,409         4,088,019        365,404,165
      Contract maintenance charge                                   (1,033)              (169)             (666)          (358,707)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from
      capital transactions                                      11,973,103         13,837,902         6,984,235        644,736,781
                                                              ------------       ------------       -----------    ---------------

Increase (decrease) in net assets                               11,842,032         13,591,403         3,108,798        504,194,010
Net assets at beginning of period                                1,976,441                  0         1,990,267      1,006,184,020
                                                              ------------       ------------       -----------    ---------------
Net assets at end of period                                   $ 13,818,473       $ 13,591,403       $ 5,099,065    $ 1,510,378,030
                                                              ============       ============       ===========    ===============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                      61,049             57,452            79,800
    Units redeemed                                                  (5,035)            (1,789)           (9,130)
    Units transferred                                              270,860            169,660           174,882
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                           326,874            225,323           245,552
Beginning units                                                     22,928                  0            55,512
                                                              ------------       ------------       -----------
Ending units                                                       349,802            225,323           301,064
                                                              ============       ============       ===========

Contracts with total expenses of 1.52% :
    Units sold                                                          --                 --                --
    Units redeemed                                                      --                 --                --
    Units transferred                                                   --                 --                --
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                                --                 --                --
Beginning units                                                         --                 --                --
                                                              ------------       ------------       -----------
Ending units                                                            --                 --                 -
                                                              ============       ============       ===========

Contracts with total expenses of 1.55% :
    Units sold                                                       3,780              1,607            15,991
    Units redeemed                                                     (33)                 0                 0
    Units transferred                                                  213                309             2,292
                                                              ------------       ------------       -----------
Increase in units outstanding                                        3,960              1,916            18,283
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                         3,960              1,916            18,283
                                                              ============       ============       ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     560,496            325,513           517,369
    Units redeemed                                                 (45,437)            (7,779)          (69,471)
    Units transferred                                              591,785            699,325           410,948
                                                              ------------       ------------       -----------
Increase in units outstanding                                    1,106,844          1,017,059           858,846
Beginning units                                                    197,045                  0           233,849
                                                              ------------       ------------       -----------
Ending units                                                     1,303,889          1,017,059         1,092,695
                                                              ============       ============       ===========

Contracts with total expenses of 1.70% :
    Units sold                                                      11,307              6,794             5,009
    Units redeemed                                                       0                  0                 0
    Units transferred                                                  209                 31                96
                                                              ------------       ------------       -----------
Increase in units outstanding                                       11,516              6,825             5,105
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        11,516              6,825             5,105
                                                              ============       ============       ===========

Contracts with total expenses of 1.95% :
    Units sold                                                       9,906             15,365            13,344
    Units redeemed                                                     (43)               (77)              (81)
    Units transferred                                                  255                397               239
                                                              ------------       ------------       -----------
Increase in units outstanding                                       10,118             15,685            13,502
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        10,118             15,685            13,502
                                                              ============       ============       ===========


*For the period from October 1, 2001 (inception) to April 30, 2002


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                                                                Moderate         Balanced        Conservative
                                                                Growth           Growth           Growth            Growth
                                                               Strategy         Strategy         Strategy          Strategy
                                                               Class A          Class A           Class A           Class A
                                                               -------          -------           -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                         $  24,256,202     $  20,950,442     $   8,280,471     $  3,674,139
      Net realized gains (losses) from
          securities transactions                              1,086,470           837,297           723,261          502,246
      Change in net unrealized appreciation
          (depreciation) of investments                      (65,073,966)      (50,515,972)      (19,649,040)      (6,460,135)
                                                           -------------     -------------     -------------     ------------
      Increase (decrease) in net assets from
        operations                                           (39,731,294)      (28,728,233)      (10,645,308)      (2,283,750)
                                                           -------------     -------------     -------------     ------------

From capital transactions
          Net proceeds from units sold                        24,065,034        22,156,600        10,347,107        4,044,955
          Cost of units redeemed                             (15,717,373)      (14,852,485)      (10,225,997)      (8,263,834)
          Net transfers                                       36,819,390        31,480,026        18,732,662       10,212,244
          Contract maintenance charge                            (71,805)          (59,104)          (41,522)         (24,926)
                                                           -------------     -------------     -------------     ------------
      Increase in net assets from capital
        transactions                                          45,095,246        38,725,037        18,812,250        5,968,439
                                                           -------------     -------------     -------------     ------------

Increase in net assets                                         5,363,952         9,996,804         8,166,942        3,684,689
Net assets at beginning of period                            207,567,941       195,078,419       132,157,959       87,871,377
                                                           -------------     -------------     -------------     ------------
Net assets at end of period                                $ 212,931,893     $ 205,075,223     $ 140,324,901     $ 91,556,066
                                                           =============     =============     =============     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                               1,132,857         1,143,653           599,870          266,805
      Units redeemed                                            (803,730)         (806,845)         (638,635)        (567,748)
      Units transferred                                        1,753,959         1,608,202         1,006,121          648,188
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                  2,083,086         1,945,010           967,356          347,245
Beginning units                                               10,120,840        10,410,277         8,092,363        5,979,720
                                                           -------------     -------------     -------------     ------------
Ending units                                                  12,203,926        12,355,287         9,059,719        6,326,965
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.52% :
      Units sold                                                  76,105            54,745            41,527           12,016
      Units redeemed                                             (40,040)          (37,940)          (16,481)          (8,671)
      Units transferred                                          109,753           141,776           170,205           64,711
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                    145,818           158,581           195,251           68,056
Beginning units                                                  132,445            69,503           109,857           81,771
                                                           -------------     -------------     -------------     ------------
Ending units                                                     278,263           228,084           305,108          149,827
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.65% :
      Units sold                                                      --                --                --               --
      Units redeemed                                                  --                --                --               --
      Units transferred                                               --                --                --               --
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                         --                --                --               --
Beginning units                                                       --                --                --               --
                                                           -------------     -------------     -------------     ------------
Ending units                                                          --                --                --               --
                                                           =============     =============     =============     ============

                                                        Large Cap        Large Cap        Large Cap
                                                         Growth          Composite          Value
                                                        Portfolio        Portfolio        Portfolio
                                                         Class A          Class A          Class A
                                                         -------          -------          -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                     $  2,640,034     $   397,345     $    842,526
      Net realized gains (losses) from
          securities transactions                          (416,090)        (91,524)          15,170
      Change in net unrealized appreciation
          (depreciation) of investments                 (11,477,644)     (1,644,692)         719,858
                                                       ------------     -----------     ------------
      Increase (decrease) in net assets from
        operations                                       (9,253,700)     (1,338,871)       1,577,554
                                                       ------------     -----------     ------------

From capital transactions
          Net proceeds from units sold                    9,743,926       1,619,878        3,761,855
          Cost of units redeemed                         (1,577,025)       (706,197)        (831,564)
          Net transfers                                  13,002,736       3,557,039        5,751,985
          Contract maintenance charge                        (4,496)         (1,309)          (1,944)
                                                       ------------     -----------     ------------
      Increase in net assets from capital
        transactions                                     21,165,141       4,469,411        8,680,332
                                                       ------------     -----------     ------------

Increase in net assets                                   11,911,441       3,130,540       10,257,886
Net assets at beginning of period                        17,180,132       4,667,134        6,278,480
                                                       ------------     -----------     ------------
Net assets at end of period                            $ 29,091,573     $ 7,797,674     $ 16,536,366
                                                       ============     ===========     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                            695,895         125,143          323,808
      Units redeemed                                       (127,409)        (60,187)         (71,514)
      Units transferred                                     938,805         288,777          472,465
                                                       ------------     -----------     ------------
Increase in units outstanding                             1,507,291         353,733          724,759
Beginning units                                           1,158,071         361,941          571,490
                                                       ------------     -----------     ------------
Ending units                                              2,665,362         715,674        1,296,249
                                                       ============     ===========     ============

Contracts with total expenses of 1.52% :
      Units sold                                             45,902           7,725           10,585
      Units redeemed                                         (7,930)           (299)            (654)
      Units transferred                                     113,630           8,639           22,109
                                                       ------------     -----------     ------------
Increase in units outstanding                               151,602          16,065           32,040
Beginning units                                              77,385          18,966           11,064
                                                       ------------     -----------     ------------
Ending units                                                228,987          35,031           43,104
                                                       ============     ===========     ============

Contracts with total expenses of 1.65% :
      Units sold                                                 --              --               --
      Units redeemed                                             --              --               --
      Units transferred                                          --              --               --
                                                       ------------     -----------     ------------
Increase in units outstanding                                    --              --               --
Beginning units                                                  --              --               --
                                                       ------------     -----------     ------------
Ending units                                                     --              --               --
                                                       ============     ===========     ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                Mid Cap            Mid Cap                            International
                                                                Growth             Value              Small Cap          Equity
                                                               Portfolio          Portfolio           Portfolio         Portfolio
                                                                Class A            Class A             Class A           Class A
                                                                -------            -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $  4,419,176       $    571,083       $  2,414,265       $    379,432
      Net realized gains (losses) from securities
          transactions                                           (724,528)            90,972           (202,490)          (102,011)
      Change in net unrealized appreciation
          (depreciation) of investments                        (8,335,994)         1,258,286         (5,036,286)        (3,078,546)
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations        (4,641,346)         1,920,341         (2,824,511)        (2,801,125)
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                          7,375,982          1,417,163          4,936,879          5,144,509
          Cost of units redeemed                               (1,629,110)          (689,673)          (459,218)          (417,380)
          Net transfers                                         9,834,170          6,386,109          6,092,370          5,150,323
          Contract maintenance charge                              (2,667)            (1,094)            (1,843)            (1,241)
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         15,578,375          7,112,505         10,568,188          9,876,211
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         10,937,029          9,032,846          7,743,677          7,075,086
Net assets at beginning of period                              10,856,760          3,914,164          6,957,249          5,074,441
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 21,793,789       $ 12,947,010       $ 14,700,926       $ 12,149,527
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  384,180             98,888            361,444            423,097
      Units redeemed                                              (93,146)           (25,097)           (34,087)           (36,854)
      Units transferred                                           580,477            404,980            430,927            437,692
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     871,511            478,771            758,284            823,935
Beginning units                                                   612,249            318,151            481,239            384,946
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,483,760            796,922          1,239,523          1,208,881
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52% :
      Units sold                                                   54,044             18,567              6,473             13,042
      Units redeemed                                               (9,515)           (27,297)            (2,718)            (2,291)
      Units transferred                                            36,563             90,847             38,202             24,881
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                      81,092             82,117             41,957             35,632
Beginning units                                                    35,007             33,708             32,914             23,901
                                                             ------------       ------------       ------------       ------------
Ending units                                                      116,099            115,825             74,871             59,533
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65% :
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============


                                                                  Diversified            Cash              Focus
                                                                  Fixed Income        Management          Growth
                                                                   Portfolio           Portfolio         Portfolio
                                                                    Class A             Class A           Class A*
                                                                    -------             -------           --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                $    430,896       $    (9,322)      $    (53,701)
      Net realized gains (losses) from securities
          transactions                                                  14,262            67,044           (120,835)
      Change in net unrealized appreciation
          (depreciation) of investments                                 19,188            90,802           (864,717)
                                                                  ------------       -----------       ------------
      Increase (decrease) in net assets from operations                464,346           148,524         (1,039,253)
                                                                  ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                               2,706,688         1,931,080          3,987,022
          Cost of units redeemed                                      (480,629)         (242,292)          (240,497)
          Net transfers                                              4,780,268         1,894,458          6,522,902
          Contract maintenance charge                                     (940)             (130)               (24)
                                                                  ------------       -----------       ------------
      Increase in net assets from capital transactions               7,005,387         3,583,116         10,269,403
                                                                  ------------       -----------       ------------

Increase in net assets                                               7,469,733         3,731,640          9,230,150
Net assets at beginning of period                                    5,245,985         2,717,232                  0
                                                                  ------------       -----------       ------------
Net assets at end of period                                       $ 12,715,718       $ 6,448,872       $  9,230,150
                                                                  ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       250,610           183,612            416,446
      Units redeemed                                                   (34,680)          (19,889)           (21,453)
      Units transferred                                                405,602           164,145            745,445
                                                                  ------------       -----------       ------------
Increase in units outstanding                                          621,532           327,868          1,140,438
Beginning units                                                        513,721           235,608                  0
                                                                  ------------       -----------       ------------
Ending units                                                         1,135,253           563,476          1,140,438
                                                                  ============       ===========       ============

Contracts with total expenses of 1.52% :
      Units sold                                                        13,723                 0              5,546
      Units redeemed                                                   (11,545)           (2,886)           (10,740)
      Units transferred                                                 52,457            10,850             75,672
                                                                  ------------       -----------       ------------
Increase in units outstanding                                           54,635             7,964             70,478
Beginning units                                                         13,385            26,880                  0
                                                                  ------------       -----------       ------------
Ending units                                                            68,020            34,844             70,478
                                                                  ============       ===========       ============

Contracts with total expenses of 1.65% :
      Units sold                                                            --                --                 --
      Units redeemed                                                        --                --                 --
      Units transferred                                                     --                --                 --
                                                                  ------------       -----------       ------------
Increase in units outstanding                                               --                --                 --
Beginning units                                                             --                --                 --
                                                                  ------------       -----------       ------------
Ending units                                                                --                --                 --
                                                                  ============       ===========       ============

----------
* For the period from July 7, 2000 (inception) to April 30, 2001.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                                  Moderate           Balanced         Conservative
                                                                Growth             Growth             Growth             Growth
                                                               Strategy           Strategy           Strategy           Strategy
                                                                Class B            Class B            Class B            Class B
                                                                -------            -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    349,550       $    311,866       $     55,495       $    (18,745)
      Net realized gains (losses) from securities
          transactions                                           (263,174)           (41,025)           (50,094)            (5,961)
      Change in net unrealized appreciation
          (depreciation) of investments                          (795,385)          (680,088)            33,997             81,451
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations          (709,009)          (409,247)            39,398             56,745
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                         27,037,570         27,705,512         15,762,098         11,599,237
          Cost of units redeemed                                 (611,648)          (231,470)          (305,295)           (37,773)
          Net transfers                                         5,422,150          8,330,795          5,809,808          2,156,608
          Contract maintenance charge                                   0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         31,848,072         35,804,837         21,266,611         13,718,072
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         31,139,063         35,395,590         21,306,009         13,774,817
Net assets at beginning of period                                       0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 31,139,063       $ 35,395,590       $ 21,306,009       $ 13,774,817
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                  397,632            366,914            266,029            137,407
      Units redeemed                                               (2,523)            (5,280)              (925)              (192)
      Units transferred                                             2,931            121,622            109,964             43,920
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     398,040            483,256            375,068            181,135
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                      398,040            483,256            375,068            181,135
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                1,148,424          1,304,211            784,134            686,492
      Units redeemed                                              (31,507)            (8,856)           (19,530)            (2,512)
      Units transferred                                           314,351            396,657            284,484            111,397
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                   1,431,268          1,692,012          1,049,088            795,377
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,431,268          1,692,012          1,049,088            795,377
                                                             ============       ============       ============       ============


                                                                 Large Cap           Large Cap         Large Cap
                                                                   Growth            Composite           Value
                                                                 Portfolio           Portfolio         Portfolio
                                                                  Class B             Class B           Class B
                                                                  -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                              $    216,932       $    36,601       $     76,318
      Net realized gains (losses) from securities
          transactions                                               (56,913)          (28,308)           (41,031)
      Change in net unrealized appreciation
          (depreciation) of investments                             (828,104)          (87,411)           239,100
                                                                ------------       -----------       ------------
      Increase (decrease) in net assets from operations             (668,085)          (79,118)           274,387
                                                                ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                            11,871,474         4,171,964         10,442,230
          Cost of units redeemed                                    (360,778)          (24,111)          (236,877)
          Net transfers                                            1,765,003           384,975          1,979,256
          Contract maintenance charge                                      0                 0                  0
                                                                ------------       -----------       ------------
      Increase in net assets from capital transactions            13,275,699         4,532,828         12,184,609
                                                                ------------       -----------       ------------

Increase in net assets                                            12,607,614         4,453,710         12,458,996
Net assets at beginning of period                                          0                 0                  0
                                                                ------------       -----------       ------------
Net assets at end of period                                     $ 12,607,614       $ 4,453,710       $ 12,458,996
                                                                ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                     147,320            25,655            157,614
      Units redeemed                                                 (18,073)             (235)           (16,511)
      Units transferred                                                9,499             4,776            (31,012)
                                                                ------------       -----------       ------------
Increase in units outstanding                                        138,746            30,196            110,091
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                         138,746            30,196            110,091
                                                                ============       ===========       ============

Contracts with total expenses of 1.52%:
      Units sold                                                          --                --                 --
      Units redeemed                                                      --                --                 --
      Units transferred                                                   --                --                 --
                                                                ------------       -----------       ------------
Increase in units outstanding                                             --                --                 --
Beginning units                                                           --                --                 --
                                                                ------------       -----------       ------------
Ending units                                                              --                --                 --
                                                                ============       ===========       ============

Contracts with total expenses of 1.65%:
      Units sold                                                     955,366           367,060            709,274
      Units redeemed                                                 (14,137)           (2,018)            (2,990)
      Units transferred                                              167,236            32,762            193,267
                                                                ------------       -----------       ------------
Increase in units outstanding                                      1,108,465           397,804            899,551
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                       1,108,465           397,804            899,551
                                                                ============       ===========       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                 Mid Cap           Mid Cap                         International
                                                                 Growth             Value          Small Cap          Equity
                                                                Portfolio         Portfolio        Portfolio         Portfolio
                                                                 Class B           Class B          Class B           Class B
                                                                 -------           -------          -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    445,546       $   112,507       $   195,942       $    19,861
      Net realized gains (losses) from securities
          transactions                                            (38,095)          (10,365)          (35,676)           58,826
      Change in net unrealized appreciation
          (depreciation) of investments                          (725,475)          326,220          (296,631)         (122,117)
                                                             ------------       -----------       -----------       -----------
      Increase (decrease) in net assets from operations          (318,024)          428,362          (136,365)          (43,430)
                                                             ------------       -----------       -----------       -----------

From capital transactions
          Net proceeds from units sold                          8,457,829         8,755,915         5,324,727         5,572,696
          Cost of units redeemed                                 (185,399)          (77,338)          (55,448)          (75,778)
          Net transfers                                         2,423,190           784,289         1,148,690           492,670
          Contract maintenance charge                                   0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
      Increase in net assets from capital transactions         10,695,620         9,462,866         6,417,969         5,989,588
                                                             ------------       -----------       -----------       -----------

Increase in net assets                                         10,377,596         9,891,228         6,281,604         5,946,158
Net assets at beginning of period                                       0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Net assets at end of period                                  $ 10,377,596       $ 9,891,228       $ 6,281,604       $ 5,946,158
                                                             ============       ===========       ===========       ===========

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                   67,698           131,184            50,902           168,476
      Units redeemed                                               (8,633)           (2,331)           (1,636)           (6,180)
      Units transferred                                            21,564           (30,490)           12,625           (74,978)
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                      80,629            98,363            61,891            87,318
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                       80,629            98,363            61,891            87,318
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.52%:
      Units sold                                                       --                --                --                --
      Units redeemed                                                   --                --                --                --
      Units transferred                                                --                --                --                --
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                          --                --                --                --
Beginning units                                                        --                --                --                --
                                                             ------------       -----------       -----------       -----------
Ending units                                                           --                --                --                --
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.65%:
      Units sold                                                  521,778           515,451           410,235           392,018
      Units redeemed                                               (4,405)           (3,371)           (3,550)           (1,223)
      Units transferred                                           160,801            86,794            92,912           141,466
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                     678,174           598,874           499,597           532,261
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                      678,174           598,874           499,597           532,261
                                                             ============       ===========       ===========       ===========


                                                               Diversified           Cash              Focus
                                                               Fixed Income        Management          Growth
                                                                Portfolio          Portfolio          Portfolio
                                                                 Class B            Class B            Class B
                                                                 -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                            $      5,366       $    (31,230)      $    (49,712)
      Net realized gains (losses) from securities
          transactions                                              (1,566)            21,803            (24,522)
      Change in net unrealized appreciation
          (depreciation) of investments                            (81,203)            74,269             61,520
                                                              ------------       ------------       ------------
      Increase (decrease) in net assets from operations            (77,403)            64,842            (12,714)
                                                              ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                           7,042,895         19,158,869         11,291,921
          Cost of units redeemed                                   (73,016)          (128,184)          (157,777)
          Net transfers                                          3,138,194          1,384,864          3,652,748
          Contract maintenance charge                                    0                  0                  0
                                                              ------------       ------------       ------------
      Increase in net assets from capital transactions          10,108,073         20,415,549         14,786,892
                                                              ------------       ------------       ------------

Increase in net assets                                          10,030,670         20,480,391         14,774,178
Net assets at beginning of period                                        0                  0                  0
                                                              ------------       ------------       ------------
Net assets at end of period                                   $ 10,030,670       $ 20,480,391       $ 14,774,178
                                                              ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                    94,365            384,711            323,112
      Units redeemed                                                (5,159)            (8,015)            (9,029)
      Units transferred                                            127,956            337,133             22,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      217,162            713,829            336,517
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       217,162            713,829            336,517
                                                              ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                        --                 --                 --
      Units redeemed                                                    --                 --                 --
      Units transferred                                                 --                 --                 --
                                                              ------------       ------------       ------------
Increase in units outstanding                                           --                 --                 --
Beginning units                                                         --                 --                 --
                                                              ------------       ------------       ------------
Ending units                                                            --                 --                 --
                                                              ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                   568,162          1,401,007          1,148,173
      Units redeemed                                                (1,679)            (3,898)           (12,890)
      Units transferred                                            166,366           (208,393)           463,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      732,849          1,188,716          1,598,717
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       732,849          1,188,716          1,598,717
                                                              ============       ============       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                              Focus Growth         Focus
                                                               and Income         TechNet
                                                               Portfolio         Portfolio
                                                                Class B           Class B              Total
                                                                -------           -------              -----
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    (4,328)      $    (2,955)      $    70,912,002
      Net realized gains (losses) from securities
          transactions                                            (2,788)          (19,270)            1,141,085
      Change in net unrealized appreciation
          (depreciation) of investments                          (13,973)           91,082          (172,771,606)
                                                             -----------       -----------       ---------------
      Increase (decrease) in net assets from operations          (21,089)           68,857          (100,718,519)
                                                             -----------       -----------       ---------------

From capital transactions
          Net proceeds from units sold                         1,833,492         1,765,170           281,032,277
          Cost of units redeemed                                  (3,731)          (17,743)          (58,915,640)
          Net transfers                                          167,769           173,983           199,431,674
          Contract maintenance charge                                  0                 0              (213,045)
                                                             -----------       -----------       ---------------
      Increase in net assets from capital transactions         1,997,530         1,921,410           421,335,266
                                                             -----------       -----------       ---------------

Increase in net assets                                         1,976,441         1,990,267           320,616,747
Net assets at beginning of period                                      0                 0           685,567,273
                                                             -----------       -----------       ---------------
Net assets at end of period                                  $ 1,976,441       $ 1,990,267       $ 1,006,184,020
                                                             ===========       ===========       ===============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  21,983            54,269
      Units redeemed                                                  (5)              (65)
      Units transferred                                              950             1,308
                                                             -----------       -----------
Increase in units outstanding                                     22,928            55,512
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                      22,928            55,512
                                                             ===========       ===========

Contracts with total expenses of 1.52% :
      Units sold                                                      --                --
      Units redeemed                                                  --                --
      Units transferred                                               --                --
                                                             -----------       -----------
Increase in units outstanding                                         --                --
Beginning units                                                       --                --
                                                             -----------       -----------
Ending units                                                          --                --
                                                             ===========       ===========

Contracts with total expenses of 1.65% :
      Units sold                                                 179,226           212,225
      Units redeemed                                                (417)           (3,102)
      Units transferred                                           18,236            24,726
                                                             -----------       -----------
Increase in units outstanding                                    197,045           233,849
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                     197,045           233,849
                                                             ===========       ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION

            Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

            The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite. Seasons Advisor and Seasons Triple Elite are new products launched on October 1, 2001 and December 10, 2001, respectively. Seasons Select II was launched in the prior fiscal year on October 16, 2000.

            The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

            The Separate Account is composed of four Class A and four Class B multi-managed variable investment strategies (the "Strategies"), nine Class A and nine Class B variable portfolios (the "Select Portfolios"), and one Class A and four Class B focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION (continued)

            The inception dates of Strategies, Select Portfolios, and Focused Portfolios in the Separate Account are the following:

            October 4, 2001 for Focus Value Portfolio; July 7, 2000 for Focus Growth Portfolio; December 29, 2000 for Focus Growth & Income and Focus TechNet Portfolios; March 1, 1999 for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, and International Equity Portfolios; March 10, 1999 for Diversified Fixed Income Portfolio; March 26, 1999 for Cash Management Portfolio; April 15, 1997 for Growth, Moderate Growth, Balanced Growth, and Conservative Growth Strategies.


2.          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

            FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

            USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

            RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS

            Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

            WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

            The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount.

            CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

            MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows: Seasons - 1.25%, Seasons Select - 1.25% or 1.37%, Seasons Select II and Seasons Advisor - 1.25% or 1.50% and Seasons Triple Elite - 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

            DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS (continued)

            distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

            TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

            INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

            PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

            SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS

            The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2002 consist of the following:

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Multi-Managed Growth Portfolio Class A                                $  15,028,082                $   17,304,553
            Multi-Managed Moderate Growth Portfolio Class A                          17,223,072                    16,531,617
            Multi-Managed Income/Equity Portfolio Class A                            13,808,739                    14,077,736
            Multi-Managed Income Portfolio Class A                                   11,634,142                    10,368,182
            Asset Allocation: Diversified Growth Portfolio Class A                   16,212,181                    28,640,028
            Stock Portfolio Class A                                                  19,755,941                    37,245,905
            Large Cap Growth Portfolio Class A                                        2,679,555                     6,444,492
            Large Cap Composite Portfolio Class A                                     1,989,799                     2,539,461
            Large Cap Value Portfolio Class A                                         5,537,356                     2,967,091
            Mid Cap Growth Portfolio Class A                                          2,653,630                     4,272,410
            Mid Cap Value Portfolio Class A                                           7,616,415                     4,152,380
            Small Cap Portfolio Class A                                               3,170,403                     2,908,998
            International Equity Portfolio Class A                                    1,263,733                     2,037,864
            Diversified Fixed Income Portfolio Class A                                6,209,867                     3,708,448
            Cash Management Portfolio Class A                                        14,115,477                    14,895,777
            Focus Growth Portfolio Class A                                            2,227,899                     2,506,268
            Multi-Managed Growth Portfolio Class B                                   46,095,143                     3,130,096
            Multi-Managed Moderate Growth Portfolio Class B                          78,662,672                     2,633,490
            Multi-Managed Income/Equity Portfolio Class B                            65,084,106                     3,267,200
            Multi-Managed Income Portfolio Class B                                   47,198,537                     4,073,911
            Asset Allocation: Diversified Growth Portfolio Class B                  103,381,388                     6,788,922
            Stock Portfolio Class B                                                  86,453,370                    10,134,040
            Large Cap Growth Portfolio Class B                                       33,237,087                     2,595,927
            Large Cap Composite Portfolio Class B                                    14,494,594                     2,223,701
            Large Cap Value Portfolio Class B                                        47,152,743                     3,186,261
            Mid Cap Growth Portfolio Class B                                        30,479,117                      4,523,184
            Mid Cap Value Portfolio Class B                                          40,767,679                     2,907,273
            Small Cap Portfolio Class B                                              38,089,513                    12,585,018
            International Equity Portfolio Class B                                  116,057,688                    97,741,907
            Diversified Fixed Income Portfolio Class B                               62,471,612                    20,712,570
            Cash Management Portfolio Class B                                       155,866,679                   144,787,418

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Focus Growth Portfolio Class B                                       $   27,371,121                $    5,032,929
            Focus Growth and Income Portfolio Class B                                13,017,255                     1,143,581
            Focus Value Portfolio Class B                                            14,123,620                       313,610
            Focus TechNet Portfolio Class B                                          14,969,809                     8,074,129

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended April 30, 2002 follows:


                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class A
          10,908,140                        14.34  to 14.40  157,031,366  1.40% to 1.52%       3.18%       -15.71% to -15.61%

Moderate Growth Strategy Class A
          11,717,719                         14.15 to 14.20  166,340,750  1.40% to 1.52%       4.38%       -13.00% to -12.89%

Balanced Growth Strategy Class A
          8,709,189                          13.68 to 13.73  119,574,001  1.40% to 1.52%       6.57%         -8.48% to -8.37%

Conservative Growth Strategy Class A
          6,350,294                          13.39 to 13.44   85,371,281  1.40% to 1.52%      10.18%         -5.01% to -4.90%

Large Cap Growth Portfolio Class A
          2,480,659                            7.18 to 7.95   19,546,687  1.40% to 1.52%       0.00%       -21.62% to -21.52%

Large Cap Composite Portfolio Class A
          694,260                              8.16 to 8.88    6,145,402  1.40% to 1.52%       0.03%       -14.97% to -14.86%

Large Cap Value Portfolio Class A
          1,523,447                          10.84 to 11.32   17,218,760  1.40% to 1.52%       0.54%         -8.53% to -8.42%

Mid Cap Growth Portfolio Class A
          1,472,485                          11.21 to 12.21   17,888,985  1.40% to 1.52%       0.00%       -10.98% to -10.87%

Mid Cap Value Portfolio Class A
          1,101,922                          15.41 to 15.66   17,237,519  1.40% to 1.52%       0.70%         10.07% to 10.20%

Small Cap Portfolio Class A
          1,348,181                          10.07 to 10.48   14,095,807  1.40% to 1.52%       0.00%         -6.64% to -6.52%

International Equity Portfolio Class A
          1,166,987                            7.25 to 7.78    9,048,213  1.40% to 1.52%       0.00%       -19.13% to -19.04%

Diversified Fixed Income Portfolio Class A
          1,411,919                          10.76 to 10.93   15,426,164  1.40% to 1.52%       3.00%           3.26% to 3.39%

Cash Management Portfolio Class A
            531,352                          10.81 to 10.86    5,766,910  1.40% to 1.52%       0.64%      -0.89%(2) to -0.81%(2)

Focus Growth Portfolio Class A
          1,173,483                            6.20 to 6.58    7,699,685  1.40% to 1.52%       0.00%       -14.01% to -13.90%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class B
          6,910,595                          14.30 to 14.48   98,937,250  1.40% to 1.95%       1.19%        -15.96% to -4.75%(5)

Moderate Growth Strategy Class B
         10,962,655                          14.11 to 14.16  154,852,713  1.40% to 1.95%       1.57%        -13.25% to -4.51%(5)

Balanced Growth Strategy Class B
          9,013,774                          13.64 to 13.70  123,147,411  1.40% to 1.95%       1.97%         -8.77% to -3.25%(5)

Conservative Growth Strategy Class B
          6,071,979                          13.35 to 13.53   81,208,456  1.40% to 1.95%       2.47%         -5.31% to -0.98%(5)

Large Cap Growth Portfolio Class B
          4,680,882                            7.90 to 7.95   37,007,912  1.40% to 1.95%       0.00%        -21.84% to -9.76%(5)

Large Cap Composite Portfolio Class B
          1,735,375                            8.82 to 8.88   15,328,272  1.40% to 1.95%       0.00%        -15.19% to -5.80%(5)

Large Cap Value Portfolio Class B
          4,675,294                          11.00 to 11.30   52,651,828  1.40% to 1.95%       0.43%         -8.79% to -5.42%(5)

Mid Cap Growth Portfolio Class B
          2,843,909                          12.14 to 12.25   34,553,224  1.40% to 1.95%       0.00%        -11.22% to -1.75%(5)

Mid Cap Value Portfolio Class B
          3,225,649                          14.73 to 15.63   50,248,919  1.40% to 1.95%       0.59%        2.88%(5) to 10.04%

Small Cap Portfolio Class B
          2,996,292                          10.42 to 10.51   31,232,150  1.40% to 1.95%       0.00%          -6.89% to 2.01%(5)

International Equity Portfolio Class B
          2,956,184                            7.74 to 7.79   22,913,462  1.40% to 1.95%       0.00%        -19.32% to -1.39%(5)

Diversified Fixed Income Portfolio Class B
          4,759,508                          10.62 to 10.91   51,800,174  1.40% to 1.95%       3.18%        -1.36%(5) to 3.24%

Cash Management Portfolio Class B
          2,950,078                          10.79 to 10.86   31,893,473  1.40% to 1.95%       0.62%      -1.24%(2) to -0.94%(2)

Focus Growth Portfolio Class B
          5,145,160                            6.55 to 6.59   33,702,315  1.40% to 1.95%       0.00%        -14.25% to -4.46%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Focus Growth and Income Portfolio Class B
          1,679,285                            8.14 to 8.55   13,818,473  1.40% to 1.95%       0.05%          -8.96% to 2.02%(5)

Focus Value Portfolio Class B
          1,266,808                          10.65 to 10.79   13,591,403  1.40% to 1.95%       0.00%       -3.51%(6) to 7.40%(5)

Focus TechNet Portfolio Class B
          1,430,649                            3.30 to 3.65    5,099,065  1.40% to 1.95%       0.00%       -47.98% to -25.68%(5)

----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended April 30, 2002.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)   For the period from December 10, 2001 (effective date) to April 30, 2002.

(6)   For the period from October 4, 2001 (effective date) to April 30, 2002.

                           PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements

    The following financial statements are included in Part B of the Registration Statement:





Audited Financial Statements of Variable Annuity Account Five at April 30, 2002 and 2001, for the years ended April 30, 2002 and 2001.



(B)  EXHIBITS

(1)        Resolutions Establishing Separate Account.............................  ***

(2)        Custody Agreements....................................................  ***

(3)        (a) Form of Distribution Contract.....................................  ***
           (b) Form of Selling Agreement.........................................  ***

(4)        (a) Variable Annuity Contract.........................................  +++
           (b) Individual Retirement Annuity Endorsement.........................  +++
           (c) Purchase Payment Accumulation Optional Death Benefit Endorsement..  +++
           (d) Maximum Anniversary Value Optional Death Benefit Endorsement......  +++
           (e) Optional Income Benefit Endorsement...............................  +++

(5)        (a) Application for Contract..........................................  +++
           (b) Participation Enrollment Form.....................................  +++

(6)        Depositor -- Corporate Documents
           (a) Certificate of Incorporation......................................  ++++
           (b) By-Laws...........................................................  ++++

(7)        Reinsurance Contract..................................................  +

(8)        Seasons Series Trust Fund Participation Agreement.....................  ***

(9)        Opinion of Counsel....................................................  +++
           Consent of Counsel....................................................  +++
(10)       Consent of Independent Accountants....................................  *

(11)       Financial Statements Omitted from Item 23.............................  +

(12)       Initial Capitalization Agreement......................................  +

(13)       Performance Computations..............................................  +++

(14)       Diagram and Listing of All Persons Directly or Indirectly Controlled
            By or Under Common Control with Anchor National Life Insurance
            Company, the Depositor of Registrant.................................  *

(15)       Powers of Attorney....................................................  ++

--------------------

*       Filed Herewith

** Filed with Variable Annuity Five and Anchor National Registration Statement 333-08877, Post-Effective Amendment 9, on September 25, 2000.

*** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Pre-Effective Amendment 1 on March 11, 1997.

**** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Post-Effective Amendment 8 and 9 on April 7, 2000.

***** Filed with Variable Account Five and Anchor National Registration Statement 333-08859, 811-7727, Post-Effective Amendment 9 and 10, on July 19, 2000.

+       Not Applicable.

++ File with Variable Annuity Account Five and Anchor National Initial Registration Statement 333-66106, 811-07727 on July 27, 2001.


+++ Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-66106 and 811-07727, Pre-Effective Amendment 1 on September 21, 2001.



++++ Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-66106 and 811-07727 Post-Effective Amendment 1 and 2 on April 15, 2002.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                 POSITION
----                                                 --------
Jay S. Wintrob                                       Director and Chief Executive Officer
Jana W. Greer                                        Director and President
James R. Belardi                                     Director and Senior Vice President
N. Scott Gillis                                      Director and Senior Vice President
Edwin R. Raquel                                      Senior Vice President and Chief Actuary
Marc H. Gamsin                                       Director and Senior Vice President
Mark A. Zaeske                                       Treasurer
J. Franklin Grey                                     Vice President
Maurice Hebert                                       Vice President and Controller
Edward P. Nolan*                                     Vice President
Gregory M. Outcalt                                   Senior Vice President
Scott H. Richland                                    Vice President
Stewart R. Polakov                                   Vice President
Lawrence M. Goldman                                  Vice President and Assistant Secretary
Christine A. Nixon                                   Vice President, Secretary and General Counsel
Virginia N. Puzon                                    Assistant Secretary

----------------

*88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). The Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14, which is incorporated by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of AIG. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2002.


ITEM 27. NUMBER OF CONTRACT OWNERS


    As of April 30, 2002, the number of contracts funded by Variable Annuity Account Five of Anchor National (portion relating to Season Triple Elite Variable Annuity) 217 of which 108 were Qualified Contracts and 109 were Non Qualified Contracts.


ITEM 28. INDEMNIFICATION

    None.

ITEM 29. PRINCIPAL UNDERWRITER


    SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Variable Annuity Account Five, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Seven, FS Variable Annuity Account Five and Variable Annuity Account Nine. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the

SunAmerica Strategic Investment Series, Inc., all issued by Sunamerica Asset Management Corp.

    Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


NAME                                      POSITION WITH DISTRIBUTOR
----                                      -------------------------
Peter A. Harbeck                          Director
J. Steven Neamtz                          Director, President and Chief Executive Officer
Robert M. Zakem                           Director, Executive Vice President, General Counsel
                                          & Assistant Secretary
James Nichols                             Vice President
Christine A. Nixon                        Secretary
Lawrence M. Goldman                       Assistant Secretary
Virginia N. Puzon                         Assistant Secretary


                                          NET DISTRIBUTION        COMPENSATION ON
                                            DISCOUNTS AND           REDEMPTION OR          BROKERAGE
NAME OF DISTRIBUTOR                          COMMISSIONS            ANNUITIZATION         COMMISSIONS        COMMISSIONS*
-------------------                       -----------------       ---------------         -----------        ------------
SunAmerica Capital Services, Inc.               None                    None                  None               None

------------------

*Distribution fee is paid by Anchor National Life Insurance Company.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


    State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Pre-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 22th day of July, 2002.



                                    VARIABLE ANNUITY ACCOUNT FIVE
                                    (Registrant)


                                    ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)

                                    By:          /s/ JAY S. WINTROB
                                        ---------------------------------------
                                                     Jay S. Wintrob
                                          PRESIDENT AND CHIEF EXECUTIVE OFFICER


                                    ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)

                                    By:          /s/ JAY S. WINTROB
                                        ---------------------------------------
                                                     Jay S. Wintrob
                                          PRESIDENT AND CHIEF EXECUTIVE OFFICER

    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.



                SIGNATURE                                      TITLE                             DATE
-------------------------------------------       -----------------------------              -------------
                                                   President, Chief Executive
              JAY S. WINTROB *                       Officer and Director
-------------------------------------------       (Principal Executive Officer)              July 22, 2002
              Jay S. Wintrob



              MARC H. GAMSIN *                     Senior Vice President and                 July 22, 2002
-------------------------------------------                 Director
              Marc H. Gamsin


              N. SCOTT GILLIS *                     Senior Vice President and                July 22, 2002
-------------------------------------------        Director (Principal Financial
              N. Scott Gillis                                Officer)


             JAMES R. BELARDI *                     Senior Vice President and                July 22, 2002
-------------------------------------------                  Director
             James R. Belardi


               JANA W. GREER *                      Senior Vice President and                July 22, 2002
-------------------------------------------                 Director
               Jana W. Greer


             MAURICE A. HEBERT *
-------------------------------------------        Vice President and Controller             July 22, 2002
             Maurice A. Hebert                     (Principal Accounting Officer)




Date: July 22, 2002


*By Attorney-In-Fact

      /s/ CHRISTINE A. NIXON
-------------------------------------------
          Christine A. Nixon

                                  EXHIBIT INDEX


EXHIBIT
NO.                 DESCRIPTION
-------             ------------------------------------------------------------
(10)                Consent of Independent Accountants

(14)                Diagram and Listing of All Persons Directly or Indirectly
                    Controlled By or Under Common Control with Anchor National
                    Life Insurance Company, the Depositor of Registrant